Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.6%
		Basic Materials: 1.1%
1,176,000		Albemarle Corp., 5.050%, 06/01/2032	$ 1,149,965	0.0
1,421,000		Albemarle Corp., 5.650%, 06/01/2052	1,424,359	0.0
1,700,000	(1)	Alpek SAB de CV, 3.250%, 02/25/2031	1,366,316	0.0
1,725,000	(1)	Anglo American Capital PLC, 2.250%, 03/17/2028	1,488,219	0.0
1,377,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,351,543	0.0
671,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	676,338	0.0
1,624,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	1,637,125	0.0
3,545,000		Celanese US Holdings LLC, 1.400%, 08/05/2026	3,053,846	0.0
4,505,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	4,146,289	0.1
1,840,000		Dow Chemical Co., 4.250%, 10/01/2034	1,748,126	0.0
3,883,000		Dow Chemical Co., 4.375%, 11/15/2042	3,427,603	0.1
1,144,000		Ecolab, Inc., 2.750%, 08/18/2055	799,331	0.0
7,215,000	(1),(2)	Element Solutions, Inc., 3.875%, 09/01/2028	5,964,388	0.1
5,000,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	4,450,000	0.1
5,096,000	(2)	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	4,645,253	0.1
3,000,000	(1),(2)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	2,499,652	0.0
3,750,000	(1),(2)	Georgia-Pacific LLC, 0.950%, 05/15/2026	3,339,499	0.1
9,460,000	(1)	Ingevity Corp., 3.875%, 11/01/2028	7,939,825	0.1
4,087,000		Inversiones CMPC SA, 4.375%, 04/04/2027	3,899,427	0.1
4,706,000		Mosaic Co/The, 5.450%, 11/15/2033	4,854,703	0.1
4,325,000	(1),(2)	Novelis Corp., 4.750%, 01/30/2030	3,603,114	0.1
2,818,000	(2)	Nucor Corp., 3.850%, 04/01/2052	2,296,173	0.0
2,436,000		Nucor Corp., 4.300%, 05/23/2027	2,429,138	0.0
1,325,000	(1)	OCP SA, 3.750%, 06/23/2031	1,004,423	0.0
3,000,000		PPG Industries, Inc., 1.200%, 03/15/2026	2,698,685	0.0
755,000	(2)	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	553,673	0.0
1,193,000		RPM International, Inc., 2.950%, 01/15/2032	991,401	0.0
1,000,000		Sasol Financing USA LLC, 5.500%, 03/18/2031	771,580	0.0
3,189,000	(2)	Steel Dynamics, Inc., 1.650%, 10/15/2027	2,740,355	0.0
2,139,000		Steel Dynamics, Inc., 2.400%, 06/15/2025	2,025,512	0.0
2,425,000		Suzano Austria GmbH, 3.750%, 01/15/2031	1,964,759	0.0
4,825,000		Suzano Austria GmbH, 6.000%, 01/15/2029	4,792,600	0.1
2,133,000		Teck Resources Ltd., 5.400%, 02/01/2043	1,987,532	0.0
1,424,000		Teck Resources Ltd., 6.000%, 08/15/2040	1,430,842	0.0
1,860,000	(1)	Valvoline, Inc., 3.625%, 06/15/2031	1,491,534	0.0
			90,643,128	1.1

		Communications: 2.6%
3,777,000		Amazon.com, Inc., 2.100%, 05/12/2031	3,238,325	0.0
4,500,000	(2)	Amazon.com, Inc., 2.875%, 05/12/2041	3,607,538	0.0
4,410,000	(2)	Amazon.com, Inc., 3.600%, 04/13/2032	4,250,984	0.1
2,250,000	(2)	Amazon.com, Inc., 3.950%, 04/13/2052	2,082,592	0.0
2,326,000		Amazon.com, Inc., 4.100%, 04/13/2062	2,109,161	0.0
7,010,000	(1),(2)	ANGI Group LLC, 3.875%, 08/15/2028	5,349,459	0.1
2,735,000	(2)	AT&T, Inc., 2.550%, 12/01/2033	2,221,883	0.0
1,750,000		AT&T, Inc., 3.500%, 06/01/2041	1,400,245	0.0
6,156,000		AT&T, Inc., 3.550%, 09/15/2055	4,622,570	0.1
8,916,000		AT&T, Inc., 3.650%, 09/15/2059	6,697,407	0.1
2,803,000		AT&T, Inc., 3.800%, 12/01/2057	2,171,285	0.0
1,952,000		AT&T, Inc., 4.500%, 05/15/2035	1,857,770	0.0
2,314,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	1,903,379	0.0
3,235,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	2,250,053	0.0
4,139,000	(2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	2,729,992	0.0
2,310,000	(2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	1,608,076	0.0
3,538,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	2,810,461	0.0
5,882,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	5,903,630	0.1
4,396,000		Comcast Corp., 2.650%, 02/01/2030	3,937,429	0.1
3,830,000		Comcast Corp., 2.887%, 11/01/2051	2,741,078	0.0
5,558,000		Comcast Corp., 3.900%, 03/01/2038	5,035,467	0.1
1,605,000		Comcast Corp., 3.999%, 11/01/2049	1,403,183	0.0
4,070,000		Comcast Corp., 4.000%, 03/01/2048	3,546,827	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

5,625,000	(1),(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	4,166,253	0.1
1,549,000		Corning, Inc., 5.450%, 11/15/2079	1,399,358	0.0
9,000,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	6,572,070	0.1
5,785,000		Discovery Communications LLC, 4.000%, 09/15/2055	4,063,612	0.1
4,354,000		Discovery Communications LLC, 5.300%, 05/15/2049	3,736,871	0.1
4,655,000		DISH DBS Corp., 5.125%, 06/01/2029	2,843,274	0.0
4,420,000	(1)	GCI LLC, 4.750%, 10/15/2028	3,836,045	0.1
8,700,000	(1),(2)	Gray Television, Inc., 7.000%, 05/15/2027	8,385,582	0.1
2,000,000	(1),(2)	Millicom International Cellular SA, 4.500%, 04/27/2031	1,483,940	0.0
2,160,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	1,951,075	0.0
4,080,000	(1),(2)	NBN Co. Ltd., 1.625%, 01/08/2027	3,625,077	0.1
2,375,000	(1),(2)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	2,066,518	0.0
1,681,000	(1),(2)	Rogers Communications, Inc., 3.800%, 03/15/2032	1,539,153	0.0
1,637,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	1,441,404	0.0
5,140,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	4,340,009	0.1
8,700,000	(1),(2)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	7,949,147	0.1
5,690,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	4,406,080	0.1
2,350,000		Time Warner Cable LLC, 5.500%, 09/01/2041	2,055,360	0.0
2,829,000		Time Warner Cable LLC, 5.875%, 11/15/2040	2,597,355	0.0
2,569,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	2,232,815	0.0
4,084,000	(2)	T-Mobile USA, Inc., 3.750%, 04/15/2027	3,935,882	0.1
7,345,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	6,861,657	0.1
1,048,000		T-Mobile USA, Inc., 4.375%, 04/15/2040	937,397	0.0
5,080,000		Verizon Communications, Inc., 2.100%, 03/22/2028	4,516,323	0.1
8,424,000		Verizon Communications, Inc., 2.355%, 03/15/2032	6,991,896	0.1
1,392,000		Verizon Communications, Inc., 2.987%, 10/30/2056	969,564	0.0
2,312,000		Verizon Communications, Inc., 3.400%, 03/22/2041	1,886,217	0.0
932,000		Verizon Communications, Inc., 3.550%, 03/22/2051	748,826	0.0
8,801,000	(2)	Verizon Communications, Inc., 3.700%, 03/22/2061	6,934,395	0.1
3,610,000		Verizon Communications, Inc., 3.850%, 11/01/2042	3,084,906	0.0
1,062,000		Verizon Communications, Inc., 4.000%, 03/22/2050	920,183	0.0
1,144,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,097,841	0.0
2,477,000	(2)	Verizon Communications, Inc., 4.500%, 08/10/2033	2,418,362	0.0
6,432,000		Verizon Communications, Inc., 4.812%, 03/15/2039	6,324,262	0.1
6,175,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	5,350,802	0.1
3,725,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	3,017,250	0.0
4,218,000		Vodafone Group PLC, 4.375%, 02/19/2043	3,673,556	0.1
2,336,000	(2)	Vodafone Group PLC, 5.125%, 06/19/2059	2,154,477	0.0
9,400,000	(1),(2)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	7,815,630	0.1
			213,809,218	2.6

		Consumer, Cyclical: 2.7%
8,030,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	6,470,052	0.1
703,287	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	695,334	0.0
10,785,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	8,662,728	0.1
6,500,093		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	5,771,215	0.1
480,293		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	445,780	0.0
5,396,342		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	4,696,556	0.1
851,074		American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	706,284	0.0
3,815,364		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	3,496,432	0.0
2,434,675	(2)	American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	2,040,641	0.0
551,592		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	508,050	0.0
4,900,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	4,034,880	0.1
10,000,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	8,017,950	0.1
8,250,000	(1),(2)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	7,161,091	0.1
265,086		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	254,999	0.0
2,895,000	(2)	Dana, Inc., 5.375%, 11/15/2027	2,513,607	0.0
6,165,000	(2)	Dana, Inc., 5.625%, 06/15/2028	5,317,657	0.1
1,274,476		Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,208,441	0.0
4,202,098		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	3,684,748	0.0
2,975,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	2,893,518	0.0
2,847,884	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	2,692,368	0.0
1,920,000	(1)	Falabella SA, 3.375%, 01/15/2032	1,568,477	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,650,000		Falabella SA, 3.750%, 10/30/2027	1,523,280	0.0
3,720,000	(2)	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,342,807	0.0
9,750,000	(1),(2)	Gap, Inc./The, 3.875%, 10/01/2031	6,820,417	0.1
4,534,000		General Motors Co., 5.400%, 04/01/2048	3,953,163	0.1
2,333,000		General Motors Co., 6.125%, 10/01/2025	2,415,257	0.0
5,150,000	(2)	General Motors Financial Co., Inc., 2.350%, 02/26/2027	4,540,386	0.1
1,732,000	(2)	General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,662,943	0.0
5,401,000	(2)	General Motors Financial Co., Inc., 5.000%, 04/09/2027	5,302,678	0.1
1,000,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	792,501	0.0
5,905,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	4,790,490	0.1
10,905,000	(1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	9,885,811	0.1
3,750,000	(2)	Hasbro, Inc., 3.000%, 11/19/2024	3,654,128	0.0
1,353,000		Home Depot, Inc./The, 3.625%, 04/15/2052	1,163,935	0.0
2,194,000	(2)	Honda Motor Co. Ltd., 2.967%, 03/10/2032	1,965,824	0.0
5,725,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	4,761,311	0.1
3,290,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	2,856,534	0.0
1,919,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	1,642,485	0.0
9,092,000	(1)	Magallanes, Inc., 3.755%, 03/15/2027	8,535,988	0.1
2,428,000	(1),(2)	Magallanes, Inc., 4.279%, 03/15/2032	2,172,331	0.0
2,070,000	(1)	Magallanes, Inc., 5.050%, 03/15/2042	1,764,329	0.0
9,499,000	(1)	Magallanes, Inc., 5.141%, 03/15/2052	7,985,415	0.1
2,795,000	(2)	McDonald's Corp., 3.500%, 07/01/2027	2,740,986	0.0
5,000,000	(1)	Mercedes-Benz Finance North America LLC, 2.550%, 08/15/2022	5,001,488	0.1
2,355,000	(2)	MGM Resorts International, 5.500%, 04/15/2027	2,116,670	0.0
4,338,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	4,276,509	0.1
5,323,000	(1),(2)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	4,733,958	0.1
2,105,000		O'Reilly Automotive, Inc., 4.700%, 06/15/2032	2,098,758	0.0
8,500,000	(1),(2)	Sonic Automotive, Inc., 4.875%, 11/15/2031	6,406,559	0.1
1,765,000		Target Corp., 2.950%, 01/15/2052	1,338,894	0.0
4,610,000	(1),(2)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	3,722,575	0.1
4,414,000	(2)	Toyota Motor Credit Corp., 1.150%, 08/13/2027	3,846,010	0.1
4,014,000	(2)	Toyota Motor Credit Corp., 3.050%, 03/22/2027	3,862,342	0.1
3,656,000		Toyota Motor Credit Corp., 4.450%, 06/29/2029	3,704,175	0.0
1,266,133		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,243,750	0.0
822,096		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	787,123	0.0
1,577,632		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	1,487,580	0.0
385,852		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	353,203	0.0
2,880,818		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	2,467,959	0.0
7,083,154		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	6,475,894	0.1
2,029,661		United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	1,787,258	0.0
3,109,856		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	3,061,033	0.0
5,696,970		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	5,685,162	0.1
556,391		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	512,501	0.0
9,625,000	(1),(2)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	7,735,324	0.1
			229,818,532	2.7

		Consumer, Non-cyclical: 5.4%
2,740,000		AbbVie, Inc., 2.300%, 11/21/2022	2,735,126	0.0
3,670,000		AbbVie, Inc., 2.600%, 11/21/2024	3,556,628	0.1
3,442,000		AbbVie, Inc., 2.900%, 11/06/2022	3,442,252	0.1
1,609,000		AbbVie, Inc., 4.050%, 11/21/2039	1,437,506	0.0
8,965,000		AbbVie, Inc., 4.300%, 05/14/2036	8,435,237	0.1
4,325,000		AbbVie, Inc., 4.400%, 11/06/2042	3,939,256	0.1
578,000		AbbVie, Inc., 4.450%, 05/14/2046	525,601	0.0
7,004,000		AbbVie, Inc., 4.500%, 05/14/2035	6,808,640	0.1
1,353,000		AbbVie, Inc., 4.550%, 03/15/2035	1,318,182	0.0
2,298,000		AbbVie, Inc., 4.625%, 10/01/2042	2,129,050	0.0
4,825,000	(1),(2)	ADT Security Corp./The, 4.125%, 08/01/2029	3,929,383	0.1
6,638,000		Aetna, Inc., 4.500%, 05/15/2042	5,951,951	0.1
2,989,000		Aetna, Inc., 6.625%, 06/15/2036	3,379,231	0.0
6,274,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	5,096,364	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,760,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,648,046	0.0
5,027,000		Altria Group, Inc., 2.450%, 02/04/2032	3,791,067	0.1
4,557,000		Altria Group, Inc., 3.700%, 02/04/2051	2,919,667	0.0
533,000		Altria Group, Inc., 4.800%, 02/14/2029	507,099	0.0
1,325,000		Altria Group, Inc., 5.800%, 02/14/2039	1,206,119	0.0
1,216,000		Altria Group, Inc., 5.950%, 02/14/2049	1,068,150	0.0
9,250,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	8,876,689	0.1
10,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	9,417,654	0.1
2,495,000		Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	2,067,618	0.0
4,324,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	4,404,061	0.1
2,636,000	(2)	Astrazeneca Finance LLC, 1.750%, 05/28/2028	2,327,910	0.0
11,102,000		BAT Capital Corp., 2.259%, 03/25/2028	9,311,230	0.1
2,105,000		BAT Capital Corp., 2.726%, 03/25/2031	1,669,360	0.0
1,005,000		BAT Capital Corp., 3.557%, 08/15/2027	920,222	0.0
2,393,000		BAT Capital Corp., 3.734%, 09/25/2040	1,681,502	0.0
4,292,000		BAT Capital Corp., 4.390%, 08/15/2037	3,411,529	0.1
5,731,000		BAT International Finance PLC, 4.448%, 03/16/2028	5,431,073	0.1
2,491,000		Baxter International, Inc., 1.915%, 02/01/2027	2,232,802	0.0
4,955,000		Baxter International, Inc., 2.272%, 12/01/2028	4,343,535	0.1
1,606,000	(2)	Bio-Rad Laboratories, Inc., 3.300%, 03/15/2027	1,516,859	0.0
7,578,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	6,556,525	0.1
3,421,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	3,273,683	0.0
2,183,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	1,872,059	0.0
4,432,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	3,699,723	0.1
1,788,000	(1)	Cargill, Inc., 3.125%, 05/25/2051	1,379,361	0.0
1,818,000	(1)	Cargill, Inc., 4.375%, 04/22/2052	1,752,287	0.0
3,190,000	(2)	Centene Corp., 4.625%, 12/15/2029	2,984,038	0.0
4,245,000	(2)	Central Garden & Pet Co., 4.125%, 10/15/2030	3,488,477	0.1
3,471,000		Cigna Corp., 3.250%, 04/15/2025	3,406,595	0.1
3,154,000		Cigna Corp., 3.400%, 03/15/2050	2,414,019	0.0
7,297,000		Cigna Corp., 4.800%, 08/15/2038	7,110,497	0.1
3,819,000		Cigna Corp., 4.900%, 12/15/2048	3,674,701	0.1
3,443,000	(1)	CSL Finance PLC, 4.050%, 04/27/2029	3,383,187	0.0
4,486,000	(1)	CSL Finance PLC, 4.250%, 04/27/2032	4,402,431	0.1
2,005,000	(1)	CSL Finance PLC, 4.625%, 04/27/2042	1,930,811	0.0
3,345,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	3,237,452	0.0
1,398,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	1,342,454	0.0
4,475,000		CVS Health Corp., 2.700%, 08/21/2040	3,238,160	0.0
2,465,000		CVS Health Corp., 3.875%, 07/20/2025	2,453,107	0.0
3,492,000		CVS Health Corp., 4.125%, 04/01/2040	3,054,190	0.0
2,326,000		CVS Health Corp., 4.780%, 03/25/2038	2,205,450	0.0
5,316,000		CVS Health Corp., 5.050%, 03/25/2048	5,096,389	0.1
7,379,000	(1),(2)	Danone SA, 2.947%, 11/02/2026	7,085,948	0.1
6,150,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	4,425,355	0.1
4,395,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	3,441,382	0.1
4,189,000	(1)	Element Fleet Management Corp., 3.850%, 06/15/2025	4,119,062	0.1
2,177,000	(2)	Elevance Health, Inc., 4.100%, 05/15/2032	2,120,782	0.0
1,348,000	(2)	Elevance Health, Inc., 4.550%, 05/15/2052	1,271,044	0.0
3,720,000	(1)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	3,206,764	0.0
4,928,000	(2)	Global Payments, Inc., 1.200%, 03/01/2026	4,349,492	0.1
11,343,000		Global Payments, Inc., 2.650%, 02/15/2025	10,835,544	0.1
1,917,000	(1),(2)	GSK Consumer Healthcare Capital US LLC, 3.375%, 03/24/2029	1,795,169	0.0
1,843,000		GXO Logistics, Inc., 1.650%, 07/15/2026	1,610,993	0.0
2,570,000	(1),(2)	HCA, Inc., 3.125%, 03/15/2027	2,337,188	0.0
4,425,000	(2)	HCA, Inc., 3.500%, 09/01/2030	3,777,202	0.1
1,755,000	(1)	HCA, Inc., 3.625%, 03/15/2032	1,482,536	0.0
8,542,000		HCA, Inc., 4.125%, 06/15/2029	7,796,649	0.1
3,544,000	(1)	HCA, Inc., 4.375%, 03/15/2042	2,858,448	0.0
3,076,000		HCA, Inc., 4.500%, 02/15/2027	2,959,910	0.0
1,449,000	(2)	HCA, Inc., 5.250%, 04/15/2025	1,453,204	0.0
1,750,000		HCA, Inc., 5.500%, 06/15/2047	1,564,678	0.0
2,509,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,323,078	0.0
3,305,000		Humana, Inc., 1.350%, 02/03/2027	2,892,506	0.0
1,764,000	(2)	Humana, Inc., 2.150%, 02/03/2032	1,429,950	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

799,000		Humana, Inc., 3.125%, 08/15/2029	722,768	0.0
4,873,000	(2)	Humana, Inc., 4.500%, 04/01/2025	4,913,107	0.1
3,350,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	3,056,763	0.0
3,259,000		Johnson & Johnson, 3.625%, 03/03/2037	3,093,722	0.0
1,506,000		Johnson & Johnson, 3.700%, 03/01/2046	1,389,888	0.0
3,266,000	(2)	Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	3,059,843	0.0
4,580,000		Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	4,048,144	0.1
4,490,000		Kraft Heinz Foods Co., 4.625%, 10/01/2039	3,948,450	0.1
3,255,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	3,582,669	0.1
10,340,000	(1)	Lamb Weston Holdings, Inc., 4.375%, 01/31/2032	9,015,394	0.1
3,585,000	(1)	Mars, Inc., 0.875%, 07/16/2026	3,203,787	0.0
2,495,000	(1)	Mars, Inc., 3.875%, 04/01/2039	2,260,143	0.0
4,730,000		McKesson Corp., 1.300%, 08/15/2026	4,212,083	0.1
4,875,000	(1)	Medline Borrower L.P., 3.875%, 04/01/2029	4,168,710	0.1
1,858,000		Merck & Co., Inc., 2.750%, 12/10/2051	1,375,646	0.0
1,920,000	(2)	Merck & Co., Inc., 2.900%, 12/10/2061	1,367,907	0.0
4,534,000		Mylan, Inc., 5.200%, 04/15/2048	3,629,015	0.1
4,616,000	(1),(2)	Nestle Holdings, Inc., 1.500%, 09/14/2028	4,047,918	0.1
4,875,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	4,332,534	0.1
2,018,000	(2)	PayPal Holdings, Inc., 2.850%, 10/01/2029	1,827,860	0.0
2,135,000	(2)	PayPal Holdings, Inc., 4.400%, 06/01/2032	2,116,060	0.0
5,630,000	(2)	PayPal Holdings, Inc., 5.050%, 06/01/2052	5,598,277	0.1
4,271,000	(2)	PayPal Holdings, Inc., 5.250%, 06/01/2062	4,236,730	0.1
712,000		PerkinElmer, Inc., 1.900%, 09/15/2028	593,849	0.0
938,000		PerkinElmer, Inc., 3.300%, 09/15/2029	832,344	0.0
3,087,000	(1),(2)	Pilgrim's Pride Corp., 3.500%, 03/01/2032	2,418,093	0.0
5,628,000	(1)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	4,712,859	0.1
1,330,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,124,462	0.0
8,000,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	7,167,760	0.1
8,600,000	(1)	Prestige Brands, Inc., 3.750%, 04/01/2031	7,145,138	0.1
10,350,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	8,470,078	0.1
3,302,000		Reynolds American, Inc., 5.700%, 08/15/2035	3,136,615	0.0
3,028,000		Reynolds American, Inc., 5.850%, 08/15/2045	2,545,965	0.0
818,000		Reynolds American, Inc., 6.150%, 09/15/2043	759,392	0.0
3,480,000	(1)	Roche Holdings, Inc., 1.930%, 12/13/2028	3,078,790	0.0
2,515,000	(1)	Roche Holdings, Inc., 2.607%, 12/13/2051	1,829,731	0.0
1,626,000		Royalty Pharma PLC, 1.200%, 09/02/2025	1,451,306	0.0
2,055,000	(2)	Royalty Pharma PLC, 1.750%, 09/02/2027	1,753,494	0.0
2,569,000	(2)	Royalty Pharma PLC, 2.200%, 09/02/2030	2,074,940	0.0
7,357,000		Royalty Pharma PLC, 3.550%, 09/02/2050	5,151,615	0.1
679,000		S&P Global, Inc., 1.250%, 08/15/2030	538,074	0.0
5,049,000	(1),(2)	S&P Global, Inc., 2.700%, 03/01/2029	4,598,059	0.1
7,633,000	(1),(2)	S&P Global, Inc., 2.900%, 03/01/2032	6,808,420	0.1
3,598,000	(1),(2)	S&P Global, Inc., 3.700%, 03/01/2052	3,076,547	0.0
1,336,000	(1)	S&P Global, Inc., 3.900%, 03/01/2062	1,136,517	0.0
4,625,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	3,908,957	0.1
2,461,000	(1)	Triton Container International Ltd., 2.050%, 04/15/2026	2,179,222	0.0
2,318,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	1,876,152	0.0
2,380,000	(2)	United Rentals North America, Inc., 4.000%, 07/15/2030	2,038,767	0.0
1,470,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	1,147,325	0.0
748,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	604,182	0.0
2,117,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,849,258	0.0
1,590,000		UnitedHealth Group, Inc., 3.750%, 10/15/2047	1,377,349	0.0
2,627,000	(2)	UnitedHealth Group, Inc., 4.200%, 05/15/2032	2,627,097	0.0
1,320,000		UnitedHealth Group, Inc., 4.750%, 05/15/2052	1,321,541	0.0
4,388,000	(2)	Viatris, Inc., 2.700%, 06/22/2030	3,525,582	0.1
9,504,000		Viatris, Inc., 3.850%, 06/22/2040	6,745,783	0.1
4,584,000		Viatris, Inc., 4.000%, 06/22/2050	3,077,212	0.0
3,086,000	(1)	Viterra Finance BV, 2.000%, 04/21/2026	2,733,730	0.0
			453,152,702	5.4

		Energy: 3.3%
3,275,000	(1),(2)	Antero Resources Corp., 5.375%, 03/01/2030	2,991,385	0.1
9,210,000		Apache Corp., 5.100%, 09/01/2040	7,803,449	0.1
1,924,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	1,766,213	0.0
2,305,000	(2)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	1,888,829	0.0
3,175,000	(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	2,774,222	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,220,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	1,341,543	0.0
2,988,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	2,877,101	0.0
1,760,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	1,611,622	0.0
533,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	535,414	0.0
2,765,000	(2)	Continental Resources, Inc./OK, 4.900%, 06/01/2044	2,182,207	0.0
6,000,000	(1)	Coterra Energy, Inc., 3.900%, 05/15/2027	5,758,413	0.1
9,480,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	8,452,984	0.1
1,744,000	(2)	Diamondback Energy, Inc., 3.125%, 03/24/2031	1,520,855	0.0
5,941,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	5,447,326	0.1
8,250,000		Ecopetrol SA, 6.875%, 04/29/2030	7,317,626	0.1
3,450,000	(1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	2,954,187	0.1
7,100,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	6,570,234	0.1
400,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	370,154	0.0
5,373,000	(3)	Enbridge, Inc., 5.750%, 07/15/2080	4,926,074	0.1
325,000		Energy Transfer L.P., 4.250%, 04/01/2024	325,233	0.0
567,000		Energy Transfer L.P., 4.900%, 03/15/2035	509,362	0.0
4,946,000		Energy Transfer L.P., 5.300%, 04/01/2044	4,299,487	0.1
6,875,000		Energy Transfer L.P., 5.300%, 04/15/2047	5,966,796	0.1
1,003,000		Energy Transfer L.P., 5.350%, 05/15/2045	875,321	0.0
2,704,000		Energy Transfer L.P., 5.800%, 06/15/2038	2,541,090	0.0
1,263,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,269,862	0.0
1,273,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	1,009,690	0.0
3,800,000	(2),(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	3,030,296	0.1
2,642,000		Equinor ASA, 3.125%, 04/06/2030	2,452,118	0.0
792,710	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	675,530	0.0
982,610	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	804,000	0.0
3,450,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	1,285,125	0.0
3,250,000	(1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	975,000	0.0
9,050,000	(1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	2,715,000	0.0
9,800,000	(1),(3)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	1,715,000	0.0
9,127,000		Hess Corp., 5.600%, 02/15/2041	8,909,521	0.1
9,750,000	(1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	8,183,662	0.1
2,875,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	2,589,685	0.0
1,575,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,392,734	0.0
1,295,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,296,641	0.0
2,332,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	2,201,248	0.0
2,000,000	(1)	Lukoil Capital DAC, 3.600%, 10/26/2031	1,097,500	0.0
1,971,000	(1)	Lundin Energy Finance BV, 2.000%, 07/15/2026	1,763,097	0.0
3,850,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	3,900,231	0.1
4,062,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	3,586,856	0.1
1,322,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,190,709	0.0
2,897,000		MPLX L.P., 1.750%, 03/01/2026	2,613,171	0.0
1,782,000		MPLX L.P., 2.650%, 08/15/2030	1,489,240	0.0
1,004,000		MPLX L.P., 4.700%, 04/15/2048	846,158	0.0
5,080,000		MPLX L.P., 4.875%, 06/01/2025	5,110,954	0.1
1,273,000		MPLX L.P., 5.200%, 03/01/2047	1,156,732	0.0
2,449,000		MPLX L.P., 5.200%, 12/01/2047	2,208,331	0.0
2,961,000		MPLX L.P., 5.500%, 02/15/2049	2,753,111	0.0
1,847,000	(1)	Northern Natural Gas Co., 3.400%, 10/16/2051	1,379,356	0.0
1,067,000		ONEOK Partners L.P., 6.125%, 02/01/2041	1,018,492	0.0
2,785,000		ONEOK Partners L.P., 6.200%, 09/15/2043	2,627,166	0.0
1,910,000		ONEOK, Inc., 2.200%, 09/15/2025	1,780,036	0.0
1,158,000		ONEOK, Inc., 3.100%, 03/15/2030	996,699	0.0
5,000,000	(1)	Pertamina Persero PT, 2.300%, 02/09/2031	4,072,960	0.1
6,075,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	5,357,239	0.1
750,000		Pertamina Persero PT, 5.625%, 05/20/2043	699,967	0.0
2,917,000	(2)	Petrobras Global Finance BV, 5.600%, 01/03/2031	2,715,085	0.0
4,000,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	3,098,500	0.1
2,280,000		Petroleos del Peru SA, 4.750%, 06/19/2032	1,766,145	0.0
10,525,000	(2)	Petroleos Mexicanos, 5.950%, 01/28/2031	7,730,086	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

6,103,000		Petroleos Mexicanos, 6.700%, 02/16/2032	4,666,354	0.1
1,425,000		Phillips 66, 0.900%, 02/15/2024	1,357,800	0.0
7,375,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	6,505,136	0.1
3,962,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	3,897,118	0.1
3,468,000	(2)	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,437,776	0.1
4,825,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	3,888,819	0.1
510,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	429,264	0.0
1,450,000	(1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	1,342,834	0.0
950,000	(1)	Qatar Energy, 3.125%, 07/12/2041	747,375	0.0
2,025,000	(1)	Qatar Energy, 3.300%, 07/12/2051	1,568,601	0.0
5,250,000	(1),(2)	Reliance Industries Ltd., 2.875%, 01/12/2032	4,360,644	0.1
5,250,000	(1)	Reliance Industries Ltd., 3.625%, 01/12/2052	3,817,976	0.1
1,890,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,819,625	0.0
2,203,000	(2)	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	2,212,819	0.0
2,150,000	(2)	Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	2,195,402	0.0
2,730,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	2,318,552	0.0
1,750,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	1,275,082	0.0
2,675,000	(1)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	2,665,522	0.0
3,835,000		Shell International Finance BV, 4.125%, 05/11/2035	3,658,031	0.1
4,675,000	(2)	Southwestern Energy Co., 5.375%, 02/01/2029	4,345,272	0.1
1,573,000		Targa Resources Corp., 5.200%, 07/01/2027	1,581,182	0.0
1,909,000		Targa Resources Corp., 6.250%, 07/01/2052	1,918,368	0.0
3,056,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	2,913,927	0.0
3,000,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	2,292,930	0.0
4,282,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	3,380,910	0.1
1,135,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	1,020,469	0.0
9,065,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	7,325,200	0.1
10,875,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	10,717,873	0.1
2,726,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	2,603,272	0.0
			275,334,193	3.3

		Financial: 12.1%
3,581,000	(1),(3)	ABN AMRO Bank NV, 2.470%, 12/13/2029	3,055,233	0.0
4,863,000	(1),(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	3,901,168	0.1
1,000,000	(3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	992,582	0.0
3,046,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	2,441,431	0.0
9,580,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.400%, 10/29/2033	7,576,401	0.1
530,000		Alleghany Corp., 3.250%, 08/15/2051	386,195	0.0
4,279,000		Alleghany Corp., 3.625%, 05/15/2030	4,008,236	0.1
6,085,000	(2)	American Campus Communities Operating Partnership L.P., 2.250%, 01/15/2029	5,639,909	0.1
2,231,000		American Homes 4 Rent L.P., 2.375%, 07/15/2031	1,781,408	0.0
2,501,000	(2)	American Homes 4 Rent L.P., 3.625%, 04/15/2032	2,195,379	0.0
2,281,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	1,842,224	0.0
1,702,000		American International Group, Inc., 3.900%, 04/01/2026	1,670,513	0.0
2,537,000	(2)	American Tower Corp., 3.650%, 03/15/2027	2,411,527	0.0
2,634,000	(1)	Antares Holdings L.P., 2.750%, 01/15/2027	2,105,788	0.0
299,000	(1)	Antares Holdings L.P., 3.750%, 07/15/2027	251,650	0.0
2,767,000	(1)	ASB Bank Ltd., 1.625%, 10/22/2026	2,482,090	0.0
3,580,000	(1),(3)	ASB Bank Ltd., 5.284%, 06/17/2032	3,545,893	0.0
5,665,000		Assurant, Inc., 3.700%, 02/22/2030	5,043,540	0.1
1,818,000	(1),(2)	Athene Global Funding, 2.950%, 11/12/2026	1,672,266	0.0
2,378,000	(1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	2,022,576	0.0
1,137,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	1,127,587	0.0
2,027,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	1,992,032	0.0
4,559,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	4,522,964	0.1
3,134,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	2,713,219	0.0
3,170,000	(1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	2,586,783	0.0
2,062,000	(1),(2)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	1,683,559	0.0
1,151,000	(1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	1,060,125	0.0
4,775,000	(1)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	4,427,949	0.1
3,750,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	2,985,375	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

2,000,000		Banco Nacional de Panama, 2.500%, 08/11/2030	1,592,200	0.0
4,200,000		Banco Santander SA, 2.746%, 05/28/2025	3,982,844	0.1
3,600,000		Banco Santander SA, 3.125%, 02/23/2023	3,585,839	0.1
3,600,000	(3)	Banco Santander SA, 3.225%, 11/22/2032	2,851,188	0.0
7,100,000	(1),(3)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	6,536,686	0.1
3,975,000		Bank Hapoalim, 3.255%, 01/21/2032	3,398,625	0.0
8,000,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	7,409,832	0.1
5,462,000	(3)	Bank of America Corp., 1.197%, 10/24/2026	4,895,365	0.1
4,500,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	4,007,766	0.1
1,601,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	1,280,979	0.0
1,672,000	(3)	Bank of America Corp., 1.922%, 10/24/2031	1,337,096	0.0
1,495,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	1,403,017	0.0
8,131,000	(3)	Bank of America Corp., 2.087%, 06/14/2029	6,970,648	0.1
4,388,000	(3)	Bank of America Corp., 2.572%, 10/20/2032	3,623,827	0.1
6,144,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	4,429,608	0.1
5,100,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	4,286,085	0.1
4,396,000	(3)	Bank of America Corp., 2.884%, 10/22/2030	3,842,396	0.1
3,188,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	2,860,728	0.0
2,300,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	2,293,443	0.0
11,542,000	(3)	Bank of America Corp., 3.846%, 03/08/2037	9,989,339	0.1
1,941,000		Bank of America Corp., 3.950%, 04/21/2025	1,916,964	0.0
1,718,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	1,640,003	0.0
2,645,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	2,330,512	0.0
1,834,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	1,585,134	0.0
7,307,000		Bank of America Corp., 4.183%, 11/25/2027	7,108,078	0.1
4,495,000		Bank of America Corp., 4.250%, 10/22/2026	4,435,062	0.1
8,454,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	8,132,314	0.1
1,884,000	(2),(3)	Bank of America Corp., 4.571%, 04/27/2033	1,835,747	0.0
8,708,000	(2),(3)	Bank of America Corp., 6.125%, 12/31/2199	8,419,547	0.1
4,919,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	4,563,427	0.1
8,517,000	(2),(3)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	8,341,635	0.1
2,618,000	(2)	Bank of Nova Scotia/The, 1.950%, 02/02/2027	2,363,752	0.0
1,750,000	(2)	Bank of Nova Scotia/The, 2.200%, 02/03/2025	1,676,683	0.0
12,312,000	(3)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	11,333,960	0.1
4,740,000	(3)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	4,406,825	0.1
11,500,000	(1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	11,030,803	0.1
1,547,000		Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	1,115,952	0.0
2,362,000	(1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	1,997,924	0.0
5,814,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	4,626,101	0.1
4,506,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	3,078,653	0.0
6,115,000	(1)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	4,463,623	0.1
2,233,000	(1)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	1,832,034	0.0
5,150,000	(1),(3)	BNP Paribas SA, 2.219%, 06/09/2026	4,761,429	0.1
4,499,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	4,399,206	0.1
934,000		Boston Properties L.P., 3.250%, 01/30/2031	802,048	0.0
4,288,000	(1),(3)	BPCE SA, 2.277%, 01/20/2032	3,396,401	0.0
6,155,000	(1),(2)	BPCE SA, 2.700%, 10/01/2029	5,364,718	0.1
2,094,000	(1)	BPCE SA, 5.150%, 07/21/2024	2,095,653	0.0
7,020,000	(1)	BPCE SA, 5.700%, 10/22/2023	7,127,487	0.1
11,000,000	(2)	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	10,553,896	0.1
2,095,000		Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	1,903,993	0.0
4,975,000	(3)	Capital One Financial Corp., 1.878%, 11/02/2027	4,367,507	0.1
3,260,000	(3)	Capital One Financial Corp., 3.273%, 03/01/2030	2,887,859	0.0
1,127,000	(2)	Capital One Financial Corp., 3.650%, 05/11/2027	1,074,441	0.0
2,456,000	(3)	Capital One Financial Corp., 4.927%, 05/10/2028	2,434,380	0.0
2,591,000	(2),(3)	Capital One Financial Corp., 5.268%, 05/10/2033	2,547,356	0.0
2,638,000		CBRE Services, Inc., 2.500%, 04/01/2031	2,148,984	0.0
974,000	(2)	Charles Schwab Corp./The, 2.900%, 03/03/2032	858,595	0.0
2,898,000		CI Financial Corp., 4.100%, 06/15/2051	1,882,229	0.0
2,459,000	(3)	Citigroup, Inc., 1.462%, 06/09/2027	2,178,289	0.0
1,897,000	(3)	Citigroup, Inc., 2.904%, 11/03/2042	1,376,734	0.0
4,915,000		Citigroup, Inc., 5.500%, 09/13/2025	5,057,420	0.1
1,147,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,149,758	0.0
4,388,000	(2)	CME Group, Inc., 2.650%, 03/15/2032	3,891,313	0.1
1,279,000	(1)	CNO Global Funding, 2.650%, 01/06/2029	1,115,555	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,520,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,240,527	0.0
2,555,000	(1),(3)	Cooperatieve Rabobank UA, 3.758%, 04/06/2033	2,308,497	0.0
9,163,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	9,099,897	0.1
10,040,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	9,287,484	0.1
13,233,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	11,884,723	0.1
1,656,000	(1)	Corebridge Financial, Inc., 4.350%, 04/05/2042	1,415,428	0.0
1,428,000	(1),(2)	Corebridge Financial, Inc., 4.400%, 04/05/2052	1,193,787	0.0
2,700,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,287,021	0.0
8,474,000	(1),(3)	Credit Agricole SA, 4.750%, 12/31/2199	6,606,895	0.1
13,000,000	(1),(2),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	11,973,382	0.2
4,068,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	4,078,170	0.1
3,611,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,535,265	0.0
2,820,000		Credit Suisse AG/New York NY, 3.700%, 02/21/2025	2,756,933	0.0
3,222,000	(1),(3)	Credit Suisse Group AG, 2.193%, 06/05/2026	2,924,615	0.0
6,870,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	6,825,423	0.1
8,409,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	8,416,664	0.1
1,732,000		Crown Castle International Corp., 1.050%, 07/15/2026	1,500,903	0.0
2,566,000	(2)	Crown Castle International Corp., 2.900%, 03/15/2027	2,368,511	0.0
3,580,000		CubeSmart L.P., 2.250%, 12/15/2028	3,062,133	0.0
4,910,000	(1),(3)	Danske Bank A/S, 1.621%, 09/11/2026	4,399,518	0.1
3,297,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	3,122,356	0.0
2,407,000	(1),(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	1,903,861	0.0
3,557,000	(3)	Deutsche Bank AG/New York NY, 2.552%, 01/07/2028	3,081,780	0.0
2,000,000	(1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	1,513,770	0.0
2,897,000		Discover Bank, 4.250%, 03/13/2026	2,831,676	0.0
2,404,000	(3)	Discover Bank, 4.682%, 08/09/2028	2,338,044	0.0
4,868,000	(1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	4,193,560	0.1
7,000,000	(1),(2)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	6,615,449	0.1
4,913,000	(3)	Goldman Sachs Group, Inc., 1.542%, 09/10/2027	4,316,138	0.1
5,493,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	5,459,478	0.1
1,680,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,599,137	0.0
697,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	773,047	0.0
95,000	(3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	72,706	0.0
8,526,000	(1)	Hartford Financial Services Group, Inc./The, 3.536%, (US0003M + 2.125%), 02/12/2067	6,750,592	0.1
1,030,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	1,124,629	0.0
3,779,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	3,325,221	0.0
2,569,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	2,356,790	0.0
6,500,000	(3)	HSBC Holdings PLC, 2.099%, 06/04/2026	6,012,315	0.1
6,688,000	(3)	HSBC Holdings PLC, 2.206%, 08/17/2029	5,623,979	0.1
4,759,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	4,543,188	0.1
3,307,000	(2),(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	3,151,738	0.0
4,593,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	4,365,370	0.1
4,085,000		HSBC Holdings PLC, 4.300%, 03/08/2026	4,049,702	0.1
4,751,000	(2),(3)	HSBC Holdings PLC, 4.700%, 12/31/2199	3,584,670	0.1
5,746,000	(3)	HSBC Holdings PLC, 4.755%, 06/09/2028	5,591,137	0.1
4,831,000	(2),(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	4,341,861	0.1
1,615,000	(3)	Huntington Bancshares, Inc./OH, 5.023%, 05/17/2033	1,611,757	0.0
6,599,000		ING Groep NV, 3.550%, 04/09/2024	6,543,912	0.1
2,147,000	(3)	ING Groep NV, 4.017%, 03/28/2028	2,046,599	0.0
2,666,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	2,238,666	0.0
3,483,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	2,543,442	0.0
7,323,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	7,315,548	0.1
5,215,000		Intercontinental Exchange, Inc., 4.950%, 06/15/2052	5,166,518	0.1
4,325,000	(2)	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	3,641,765	0.1
6,236,000	(2),(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	5,835,017	0.1
3,479,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	3,082,542	0.0
7,030,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	6,170,687	0.1
3,205,000	(3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	2,564,569	0.0
4,472,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	3,850,070	0.1
3,784,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	3,367,288	0.0
5,000,000	(2),(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	4,766,479	0.1
2,631,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	1,886,313	0.0
8,021,000	(3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	6,672,308	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,361,000	(3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	1,146,329	0.0
4,938,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	4,699,145	0.1
4,938,000	(3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	4,578,906	0.1
6,884,000	(3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	5,358,403	0.1
3,453,000	(3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	2,633,125	0.0
10,000	(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	9,974	0.0
4,270,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,256,502	0.1
3,700,000	(2)	JPMorgan Chase & Co., 3.875%, 09/10/2024	3,696,727	0.1
2,222,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	1,887,767	0.0
2,485,000	(2),(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	2,423,125	0.0
12,356,000	(3)	JPMorgan Chase & Co., 4.565%, 06/14/2030	12,141,377	0.2
2,911,000		Kilroy Realty L.P., 2.650%, 11/15/2033	2,256,684	0.0
1,287,000		Kite Realty Group L.P., 4.000%, 10/01/2026	1,232,711	0.0
2,500,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	2,112,455	0.0
9,750,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	7,518,988	0.1
4,393,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	4,167,800	0.1
2,545,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	2,410,373	0.0
2,849,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,839,655	0.0
8,308,000		Main Street Capital Corp., 3.000%, 07/14/2026	7,260,188	0.1
4,310,000		Main Street Capital Corp., 5.200%, 05/01/2024	4,300,044	0.1
7,183,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	6,605,105	0.1
1,323,000	(3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	1,170,961	0.0
725,000	(2)	Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	678,828	0.0
5,500,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,503,729	0.1
3,417,000	(2),(3)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	3,197,097	0.0
660,000	(1),(2)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	635,163	0.0
3,912,000	(3)	Morgan Stanley, 0.790%, 05/30/2025	3,645,101	0.1
15,500,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	13,621,790	0.2
3,968,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	3,529,116	0.0
2,646,000	(3)	Morgan Stanley, 1.794%, 02/13/2032	2,083,934	0.0
5,414,000	(2),(3)	Morgan Stanley, 2.188%, 04/28/2026	5,075,272	0.1
16,012,000	(3)	Morgan Stanley, 2.239%, 07/21/2032	12,988,466	0.2
2,030,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	1,846,990	0.0
4,907,000	(3)	Morgan Stanley, 2.511%, 10/20/2032	4,060,273	0.1
7,461,000	(3)	Morgan Stanley, 2.630%, 02/18/2026	7,127,553	0.1
1,736,000	(3)	Morgan Stanley, 3.737%, 04/24/2024	1,730,695	0.0
2,750,000		Morgan Stanley, 3.875%, 01/27/2026	2,712,729	0.0
3,524,000	(2)	Morgan Stanley, 4.000%, 07/23/2025	3,526,125	0.0
1,708,000	(3)	Morgan Stanley, 4.210%, 04/20/2028	1,671,465	0.0
2,439,000	(3)	Morgan Stanley, 4.457%, 04/22/2039	2,275,765	0.0
12,430,000	(3)	Morgan Stanley, 5.297%, 04/20/2037	12,050,419	0.2
5,135,000	(2)	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	4,062,427	0.1
4,875,000	(1),(3)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.875%, 05/23/2042	4,916,876	0.1
2,350,000	(1)	National Australia Bank Ltd., 2.332%, 08/21/2030	1,891,324	0.0
3,865,000	(1),(2)	Nationwide Building Society, 1.500%, 10/13/2026	3,445,979	0.0
9,520,000	(1),(3)	Nationwide Building Society, 4.363%, 08/01/2024	9,534,573	0.1
2,910,000	(3)	NatWest Group PLC, 3.073%, 05/22/2028	2,647,686	0.0
6,418,000	(2)	NatWest Group PLC, 3.875%, 09/12/2023	6,400,965	0.1
459,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	454,676	0.0
5,954,000	(3)	NatWest Group PLC, 4.519%, 06/25/2024	5,941,713	0.1
4,725,000	(2)	Navient Corp., 5.000%, 03/15/2027	3,893,282	0.1
1,000,000	(1),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	944,050	0.0
4,015,000	(1),(3)	Nordea Bank Abp, 3.750%, 12/31/2199	2,967,114	0.0
1,345,000	(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	1,296,552	0.0
4,918,000	(1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	4,344,820	0.1
3,730,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	2,784,699	0.0
3,434,000		Old Republic International Corp., 3.850%, 06/11/2051	2,599,317	0.0
7,000,000	(2)	ORIX Corp., 3.250%, 12/04/2024	6,893,608	0.1
2,000,000	(1),(3)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	1,847,730	0.0
11,270,000	(3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	9,425,339	0.1
2,707,000		Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	2,094,402	0.0
1,580,000	(2)	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,586,084	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,747,000	(2)	Public Storage, 1.950%, 11/09/2028	1,512,147	0.0
726,000	(2)	Realty Income Corp., 3.950%, 08/15/2027	708,923	0.0
2,498,000		Realty Income Corp., 4.875%, 06/01/2026	2,550,771	0.0
1,250,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,258,549	0.0
5,055,000	(1),(2)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, 03/01/2031	3,802,093	0.1
2,715,000	(1),(2)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033	1,933,759	0.0
2,290,000		Sabra Health Care L.P., 3.200%, 12/01/2031	1,819,918	0.0
2,622,000	(3)	Santander Holdings USA, Inc., 2.490%, 01/06/2028	2,316,252	0.0
5,965,000	(3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	5,275,126	0.1
1,350,000	(1),(3)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	1,201,500	0.0
2,250,000		Simon Property Group L.P., 1.750%, 02/01/2028	1,919,678	0.0
6,383,000	(1),(3)	Societe Generale SA, 1.792%, 06/09/2027	5,578,820	0.1
3,381,000	(1),(3)	Societe Generale SA, 2.797%, 01/19/2028	3,021,894	0.0
2,815,000	(1),(2),(3)	Standard Chartered PLC, 1.456%, 01/14/2027	2,485,820	0.0
5,170,000	(1),(3)	Standard Chartered PLC, 1.822%, 11/23/2025	4,791,777	0.1
3,977,000	(1),(3)	Standard Chartered PLC, 2.608%, 01/12/2028	3,555,097	0.0
4,349,000	(1),(2),(3)	Standard Chartered PLC, 3.971%, 03/30/2026	4,256,913	0.1
3,503,000	(3)	State Street Corp., 2.623%, 02/07/2033	2,991,325	0.0
3,225,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	3,108,504	0.0
300,000	(2)	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	283,221	0.0
3,351,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	3,042,898	0.0
2,817,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	2,643,897	0.0
4,393,000		Sun Communities Operating L.P., 4.200%, 04/15/2032	3,999,601	0.1
3,451,000	(1),(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	3,077,651	0.0
2,135,000	(1)	Swiss Re Treasury US Corp., 4.250%, 12/06/2042	1,979,519	0.0
3,004,000		Toronto-Dominion Bank/The, 2.800%, 03/10/2027	2,813,142	0.0
3,735,000		Toronto-Dominion Bank/The, 4.456%, 06/08/2032	3,696,757	0.1
3,244,000	(2)	Truist Financial Corp., 1.125%, 08/03/2027	2,778,124	0.0
4,450,000	(2),(3)	Truist Financial Corp., 1.267%, 03/02/2027	3,993,555	0.1
4,579,000	(3)	Truist Financial Corp., 5.100%, 12/31/2199	4,166,890	0.1
3,180,000		UBS AG, 5.125%, 05/15/2024	3,179,364	0.0
4,162,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	4,032,375	0.1
3,853,000	(1),(3)	UBS Group AG, 1.364%, 01/30/2027	3,421,366	0.0
1,375,000	(1),(3)	UBS Group AG, 1.494%, 08/10/2027	1,204,203	0.0
1,905,000	(1),(3)	UBS Group AG, 2.095%, 02/11/2032	1,514,465	0.0
7,779,000	(1),(3)	UBS Group AG, 2.859%, 08/15/2023	7,776,771	0.1
4,328,000	(1),(3)	UBS Group AG, 3.179%, 02/11/2043	3,268,151	0.0
4,645,000	(1),(3)	UBS Group AG, 4.751%, 05/12/2028	4,601,482	0.1
1,005,000		Ventas Realty L.P., 5.700%, 09/30/2043	1,024,893	0.0
6,142,000		Visa, Inc., 4.300%, 12/14/2045	6,076,948	0.1
5,017,000	(3)	Wells Fargo & Co., 2.393%, 06/02/2028	4,496,876	0.1
17,000,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	16,202,923	0.2
2,500,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	1,939,783	0.0
6,670,000	(2)	Wells Fargo & Co., 3.750%, 01/24/2024	6,690,817	0.1
3,858,000	(3)	Wells Fargo & Co., 3.908%, 04/25/2026	3,799,145	0.1
4,735,000	(3)	Wells Fargo & Co., 4.611%, 04/25/2053	4,389,720	0.1
1,426,000		Wells Fargo & Co., 4.750%, 12/07/2046	1,308,704	0.0
2,514,000	(2)	Westpac Banking Corp., 1.953%, 11/20/2028	2,195,904	0.0
2,000,000		XLIT Ltd., 5.250%, 12/15/2043	2,124,554	0.0
2,409,000		XLIT Ltd., 5.500%, 03/31/2045	2,502,016	0.0
			1,010,379,198	12.1

		Industrial: 2.2%
3,418,000		Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	3,383,980	0.0
975,000	(1),(2)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	807,279	0.0
3,285,000	(2)	Avnet, Inc., 5.500%, 06/01/2032	3,227,626	0.0
3,482,000		Berry Global, Inc., 0.950%, 02/15/2024	3,300,240	0.0
4,500,000	(2)	Berry Global, Inc., 1.650%, 01/15/2027	3,942,672	0.1
4,700,000	(1),(2)	Berry Global, Inc., 5.625%, 07/15/2027	4,504,809	0.1
3,395,000		Boeing Co/The, 3.250%, 02/01/2028	3,037,097	0.0
4,964,000		Boeing Co/The, 3.250%, 02/01/2035	3,762,593	0.1
1,503,000	(2)	Boeing Co/The, 3.625%, 02/01/2031	1,298,853	0.0
1,163,000		Boeing Co/The, 3.850%, 11/01/2048	825,848	0.0
3,324,000	(2)	Boeing Co/The, 4.875%, 05/01/2025	3,316,352	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

4,748,000		Boeing Co/The, 5.150%, 05/01/2030	4,561,509	0.1
2,383,000		Boeing Co/The, 5.805%, 05/01/2050	2,193,036	0.0
4,735,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	4,018,713	0.1
1,834,000	(2)	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	1,632,905	0.0
1,165,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	1,109,619	0.0
7,070,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	6,851,502	0.1
2,728,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	2,834,978	0.0
4,300,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	3,662,870	0.0
2,375,000	(1),(2),(3)	Cemex SAB de CV, 5.125%, 12/31/2199	2,022,681	0.0
4,350,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	3,732,670	0.0
816,000		CSX Corp., 4.500%, 08/01/2054	757,672	0.0
2,489,000		CSX Corp., 4.650%, 03/01/2068	2,263,937	0.0
1,550,000	(1)	ENA Master Trust, 4.000%, 05/19/2048	1,206,117	0.0
1,256,000		FedEx Corp., 3.900%, 02/01/2035	1,120,660	0.0
2,812,000		FedEx Corp., 4.050%, 02/15/2048	2,359,420	0.0
2,427,000		FedEx Corp., 4.400%, 01/15/2047	2,130,304	0.0
2,765,812		FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	2,408,241	0.0
2,272,000	(2)	Fortune Brands Home & Security, Inc., 4.000%, 03/25/2032	2,012,024	0.0
2,142,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,003,350	0.0
4,000,000		General Dynamics Corp., 3.500%, 04/01/2027	3,929,086	0.1
3,870,000	(1),(2)	GFL Environmental, Inc., 3.500%, 09/01/2028	3,324,349	0.0
5,025,000		John Deere Capital Corp., 3.350%, 04/18/2029	4,823,906	0.1
2,000,000	(1),(2)	Klabin Austria GmbH, 3.200%, 01/12/2031	1,529,150	0.0
12,925,000	(1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	12,153,694	0.2
1,388,000		Norfolk Southern Corp., 4.100%, 05/15/2121	1,047,287	0.0
5,976,000		Parker-Hannifin Corp., 4.500%, 09/15/2029	5,951,315	0.1
3,618,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	3,234,315	0.0
4,922,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	4,393,641	0.1
3,686,000		Raytheon Technologies Corp., 3.500%, 03/15/2027	3,604,686	0.0
211,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	210,888	0.0
3,933,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	3,758,379	0.1
7,750,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	7,404,098	0.1
3,235,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	2,817,206	0.0
5,180,000	(1),(2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	4,160,731	0.1
4,773,000	(2)	Silgan Holdings, Inc., 4.125%, 02/01/2028	4,287,896	0.1
4,197,000	(1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	3,569,672	0.0
5,083,000		Sonoco Products Co., 2.250%, 02/01/2027	4,576,144	0.1
805,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	595,340	0.0
6,625,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	5,237,626	0.1
3,275,000	(1)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	2,533,394	0.0
5,340,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	4,668,602	0.1
1,160,000	(1)	TD SYNNEX Corp., 1.750%, 08/09/2026	1,023,480	0.0
6,225,000	(2)	Teledyne Technologies, Inc., 1.600%, 04/01/2026	5,611,970	0.1
5,745,000	(1)	TTX Co., 3.600%, 01/15/2025	5,678,525	0.1
6,080,000		Union Pacific Corp., 3.500%, 02/14/2053	4,967,142	0.1
			185,382,079	2.2

		Technology: 2.0%
3,979,000		Advanced Micro Devices, Inc., 3.924%, 06/01/2032	3,920,178	0.1
3,678,000	(2)	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	3,586,140	0.1
5,817,000		Apple, Inc., 2.650%, 02/08/2051	4,300,620	0.1
7,816,000		Apple, Inc., 2.800%, 02/08/2061	5,622,541	0.1
2,590,000		Apple, Inc., 2.850%, 08/05/2061	1,883,343	0.0
1,040,000		Apple, Inc., 3.450%, 02/09/2045	906,816	0.0
3,576,000		Apple, Inc., 3.750%, 09/12/2047	3,233,240	0.0
1,218,000		Apple, Inc., 4.500%, 02/23/2036	1,271,667	0.0
3,177,000	(2)	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	2,683,167	0.0
3,352,000	(2)	Citrix Systems, Inc., 1.250%, 03/01/2026	3,247,244	0.1
844,000	(2)	Citrix Systems, Inc., 3.300%, 03/01/2030	824,045	0.0
2,143,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,228,286	0.0
2,310,000	(2)	DXC Technology Co., 1.800%, 09/15/2026	2,077,584	0.0
2,315,000	(2)	DXC Technology Co., 2.375%, 09/15/2028	1,994,343	0.0
2,519,000		Fiserv, Inc., 3.500%, 07/01/2029	2,299,941	0.0
3,245,000	(2)	HP, Inc., 2.650%, 06/17/2031	2,610,412	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

7,470,000		HP, Inc., 4.000%, 04/15/2029	7,005,209	0.1
2,895,000	(2)	HP, Inc., 4.050%, 09/15/2022	2,906,802	0.0
2,466,000		HP, Inc., 4.750%, 01/15/2028	2,439,104	0.0
2,139,000	(1)	Infor, Inc., 1.450%, 07/15/2023	2,081,976	0.0
1,915,000		Intel Corp., 3.100%, 02/15/2060	1,371,511	0.0
2,441,000		Intel Corp., 3.200%, 08/12/2061	1,789,250	0.0
11,826,000		Intel Corp., 3.250%, 11/15/2049	9,216,731	0.1
4,738,000		International Business Machines Corp., 3.300%, 05/15/2026	4,629,190	0.1
4,125,000		KLA Corp., 4.950%, 07/15/2052	4,154,912	0.1
2,819,000		KLA Corp., 5.250%, 07/15/2062	2,910,366	0.0
2,708,000	(1)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	2,281,552	0.0
6,028,000	(1),(2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	4,806,712	0.1
2,346,000	(1)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	1,739,303	0.0
5,223,000		Microchip Technology, Inc., 2.670%, 09/01/2023	5,138,330	0.1
8,870,000		Microsoft Corp., 2.921%, 03/17/2052	7,011,018	0.1
4,533,000		NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	4,624,248	0.1
2,393,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	1,662,030	0.0
2,428,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	2,144,191	0.0
10,030,000	(1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	8,319,642	0.1
6,520,000	(2)	Oracle Corp., 2.300%, 03/25/2028	5,615,937	0.1
941,000		Oracle Corp., 3.600%, 04/01/2050	655,410	0.0
2,948,000		Oracle Corp., 3.650%, 03/25/2041	2,201,384	0.0
2,609,000		Oracle Corp., 3.800%, 11/15/2037	2,033,696	0.0
325,000		Oracle Corp., 3.850%, 07/15/2036	261,597	0.0
4,910,000		Oracle Corp., 3.950%, 03/25/2051	3,613,879	0.1
6,041,000		Oracle Corp., 4.000%, 11/15/2047	4,491,011	0.1
1,885,000	(1)	Renesas Electronics Corp., 2.170%, 11/25/2026	1,683,267	0.0
2,498,000		Roper Technologies, Inc., 1.400%, 09/15/2027	2,141,965	0.0
3,601,000		Salesforce, Inc., 2.700%, 07/15/2041	2,789,880	0.0
5,225,000	(2)	Seagate HDD Cayman, 3.375%, 07/15/2031	4,070,667	0.1
2,427,000		Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	2,281,076	0.0
5,540,000		VMware, Inc., 1.400%, 08/15/2026	4,905,187	0.1
2,395,000		VMware, Inc., 1.800%, 08/15/2028	1,991,367	0.0
1,980,000	(2)	Workday, Inc., 3.500%, 04/01/2027	1,895,079	0.0
4,996,000	(1)	Ziff Davis, Inc., 4.625%, 10/15/2030	4,268,483	0.1
			163,821,529	2.0

		Utilities: 4.2%
971,000		AEP Texas, Inc., 3.450%, 01/15/2050	759,565	0.0
3,671,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	3,648,373	0.1
2,870,000		AES Corp./The, 1.375%, 01/15/2026	2,534,529	0.0
3,468,000	(1)	AES Corp./The, 3.950%, 07/15/2030	3,138,037	0.1
2,273,000		Alabama Power Co., 3.450%, 10/01/2049	1,803,050	0.0
3,142,000	(1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	2,848,049	0.0
10,755,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	10,766,886	0.1
2,875,000	(2)	American Electric Power Co., Inc., 3.250%, 03/01/2050	2,070,136	0.0
3,830,000	(2),(3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	3,031,289	0.1
3,558,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	3,017,566	0.1
4,130,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,988,071	0.1
2,473,000	(2)	Appalachian Power Co., 2.700%, 04/01/2031	2,136,279	0.0
1,844,000		Appalachian Power Co., 3.700%, 05/01/2050	1,469,262	0.0
2,379,000		Arizona Public Service Co., 4.200%, 08/15/2048	2,040,210	0.0
9,776,000		Avangrid, Inc., 3.200%, 04/15/2025	9,515,665	0.1
3,010,000		Baltimore Gas and Electric Co., 2.250%, 06/15/2031	2,565,454	0.0
2,817,000	(2)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	2,273,236	0.0
3,464,000	(1)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	3,327,407	0.1
3,179,000		Black Hills Corp., 2.500%, 06/15/2030	2,658,352	0.0
2,858,000		Black Hills Corp., 3.050%, 10/15/2029	2,563,650	0.0
1,720,000		Black Hills Corp., 4.250%, 11/30/2023	1,725,898	0.0
2,419,000		Black Hills Corp., 4.350%, 05/01/2033	2,260,670	0.0
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	487,167	0.0
2,166,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,040,056	0.0
3,430,000	(3)	CMS Energy Corp., 3.750%, 12/01/2050	2,630,570	0.0
7,338,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	6,448,047	0.1
2,309,000		Commonwealth Edison Co., 3.750%, 08/15/2047	1,993,168	0.0
1,709,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	1,427,196	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

2,375,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	2,210,144	0.0
731,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	760,930	0.0
8,182,000	(3)	Dominion Energy, Inc., 4.350%, 12/31/2199	6,770,605	0.1
4,865,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	4,347,551	0.1
1,295,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	1,133,880	0.0
1,542,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	1,309,081	0.0
587,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	492,736	0.0
3,620,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	3,222,191	0.1
182,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	168,098	0.0
1,500,000	(2),(3)	Duke Energy Corp., 4.875%, 12/31/2199	1,368,750	0.0
4,024,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	3,445,370	0.1
660,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	603,105	0.0
1,834,000		Duke Energy Indiana LLC, 2.750%, 04/01/2050	1,302,835	0.0
4,719,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	3,659,486	0.1
1,662,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,403,935	0.0
2,488,000	(2)	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	2,085,551	0.0
3,413,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	2,910,793	0.0
5,143,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	4,661,243	0.1
219,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	196,888	0.0
2,505,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	2,281,950	0.0
2,102,000	(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	1,729,182	0.0
2,695,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	1,873,535	0.0
2,796,000	(2)	Entergy Arkansas LLC, 4.200%, 04/01/2049	2,583,198	0.0
4,202,000		Entergy Corp., 0.900%, 09/15/2025	3,786,904	0.1
3,478,000		Entergy Corp., 2.400%, 06/15/2031	2,832,352	0.0
1,644,000		Entergy Corp., 2.800%, 06/15/2030	1,411,741	0.0
3,667,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	3,316,326	0.1
2,172,000		Entergy Texas, Inc., 4.000%, 03/30/2029	2,122,672	0.0
2,642,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	2,051,489	0.0
2,216,000	(2)	Evergy Metro, Inc., 2.250%, 06/01/2030	1,912,122	0.0
2,943,000		Eversource Energy, 0.800%, 08/15/2025	2,660,056	0.0
2,750,000		Eversource Energy, 1.400%, 08/15/2026	2,459,189	0.0
4,991,000		Eversource Energy, 2.900%, 03/01/2027	4,689,824	0.1
2,631,000		Eversource Energy, 3.375%, 03/01/2032	2,368,777	0.0
932,000	(2)	Exelon Corp., 4.050%, 04/15/2030	895,304	0.0
1,706,000		Florida Power & Light Co., 2.875%, 12/04/2051	1,272,321	0.0
1,725,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	1,624,430	0.0
3,055,000		Georgia Power Co., 2.200%, 09/15/2024	2,951,742	0.0
1,171,000	(2)	Georgia Power Co., 5.125%, 05/15/2052	1,163,746	0.0
2,124,000		Georgia Power Co., 5.750%, 04/15/2023	2,157,142	0.0
3,667,000		Indiana Michigan Power Co., 3.250%, 05/01/2051	2,785,694	0.0
4,560,000		Inkia Energy Ltd., 5.875%, 11/09/2027	4,181,520	0.1
2,304,000		Interstate Power and Light Co., 3.100%, 11/30/2051	1,693,874	0.0
4,400,000	(2)	Interstate Power and Light Co., 3.250%, 12/01/2024	4,349,465	0.1
3,045,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	2,831,483	0.0
1,389,000	(1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	1,183,045	0.0
3,199,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,163,562	0.1
1,950,000	(1)	Metropolitan Edison Co., 3.500%, 03/15/2023	1,937,529	0.0
500,000		MidAmerican Energy Co., 4.400%, 10/15/2044	475,999	0.0
4,552,000		Mississippi Power Co., 4.250%, 03/15/2042	3,977,947	0.1
271,000		Mississippi Power Co., 4.750%, 10/15/2041	251,987	0.0
2,460,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	2,342,446	0.0
2,983,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	2,804,098	0.0
4,763,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	4,158,959	0.1
3,798,000	(2)	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	3,311,635	0.1
2,880,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	2,676,447	0.0
8,110,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	7,320,825	0.1
2,635,000		NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	2,293,765	0.0
2,373,000		NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	1,978,506	0.0
5,461,000	(3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	4,387,926	0.1
2,980,000		NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	3,055,767	0.1
4,000,000		NiSource, Inc., 0.950%, 08/15/2025	3,598,649	0.1
1,453,000		NiSource, Inc., 5.950%, 06/15/2041	1,506,257	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,684,000	(2)	NSTAR Electric Co., 1.950%, 08/15/2031	1,400,086	0.0
2,743,000	(2)	Oglethorpe Power Corp., 3.750%, 08/01/2050	2,188,119	0.0
4,183,000		ONE Gas, Inc., 1.100%, 03/11/2024	3,987,362	0.1
1,861,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	1,362,711	0.0
4,188,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	3,051,730	0.1
2,484,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	1,869,456	0.0
402,000		PacifiCorp, 4.150%, 02/15/2050	363,470	0.0
459,000		PECO Energy Co., 3.700%, 09/15/2047	400,069	0.0
1,138,000		PECO Energy Co., 4.150%, 10/01/2044	1,037,954	0.0
750,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	747,124	0.0
2,675,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	2,705,696	0.0
4,500,000	(1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	4,551,638	0.1
1,866,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	1,394,548	0.0
1,200,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	969,822	0.0
459,000		Public Service Electric and Gas Co., 3.600%, 12/01/2047	389,283	0.0
2,889,000	(2)	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	2,612,066	0.0
2,235,000		Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	1,777,387	0.0
8,174,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	6,829,131	0.1
3,463,000		Sempra Energy, 3.800%, 02/01/2038	2,928,449	0.0
7,457,000	(2),(3)	Sempra Energy, 4.125%, 04/01/2052	5,995,171	0.1
3,344,000	(3)	Sempra Energy, 4.875%, 12/31/2199	3,084,776	0.1
7,831,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	6,982,428	0.1
1,440,000	(2)	Southern California Edison Co., 3.650%, 02/01/2050	1,103,523	0.0
813,000		Southern California Edison Co., 4.050%, 03/15/2042	671,541	0.0
1,323,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,157,051	0.0
6,902,000	(3)	Southern Co/The, 3.750%, 09/15/2051	5,881,677	0.1
4,975,000	(3)	Southern Co/The, 4.000%, 01/15/2051	4,472,426	0.1
3,430,000		Southern Co/The, 5.113%, 08/01/2027	3,461,703	0.1
1,208,000		Southwest Gas Corp., 4.050%, 03/15/2032	1,097,539	0.0
4,444,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	4,051,528	0.1
1,709,000		Tampa Electric Co., 4.350%, 05/15/2044	1,568,203	0.0
3,186,000		Tucson Electric Power Co., 1.500%, 08/01/2030	2,545,021	0.0
1,568,000		Tucson Electric Power Co., 4.850%, 12/01/2048	1,510,208	0.0
2,260,000	(2)	Union Electric Co., 3.900%, 09/15/2042	2,004,525	0.0
1,915,000	(2)	Virginia Electric and Power Co., 3.450%, 09/01/2022	1,915,509	0.0
3,426,000		Virginia Electric and Power Co., 3.800%, 09/15/2047	2,948,833	0.0
1,930,000	(1),(2)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	1,620,360	0.0
3,934,000	(1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	3,897,571	0.1
2,086,000		Washington Gas Light Co., 3.650%, 09/15/2049	1,731,504	0.0
4,673,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	4,053,652	0.1
2,748,000	(2)	WEC Energy Group, Inc., 2.200%, 12/15/2028	2,406,449	0.0
1,500,000	(2)	Wisconsin Electric Power Co., 1.700%, 06/15/2028	1,308,130	0.0
3,590,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	3,051,812	0.1
			350,719,638	4.2

	Total Corporate Bonds/Notes
	(Cost $3,415,989,358)		2,973,060,217	35.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.4%
1,779,743		Alternative Loan Trust 2004-J7 MI, 2.644%, (US0001M + 1.020%), 10/25/2034	1,786,359	0.0
457,357		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	362,794	0.0
558,896		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	501,504	0.0
1,129,369		Alternative Loan Trust 2005-J2 1A12, 2.024%, (US0001M + 0.400%), 04/25/2035	924,565	0.0
633,874		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	349,894	0.0
124,871		Alternative Loan Trust 2006-18CB A10, 2.024%, (US0001M + 0.400%), 07/25/2036	59,352	0.0
745,267		Alternative Loan Trust 2006-19CB A28, 2.224%, (US0001M + 0.600%), 08/25/2036	394,721	0.0
890,597		Alternative Loan Trust 2007-23CB A3, 2.124%, (US0001M + 0.500%), 09/25/2037	418,912	0.0
1,984,373		Alternative Loan Trust 2007-2CB 2A1, 2.224%, (US0001M + 0.600%), 03/25/2037	948,158	0.0
858,055		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	466,397	0.0
774,019		Alternative Loan Trust 2007-8CB A3, 2.124%, (US0001M + 0.500%), 05/25/2037	400,950	0.0
1,600,610		American Home Mortgage Assets Trust 2007-4 A4, 2.204%, (US0001M + 0.290%), 08/25/2037	1,485,599	0.0
916,117	(1),(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	884,304	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

589,580		Banc of America Funding 2007-2 1A16 Trust, 2.224%, (US0001M + 0.600%), 03/25/2037	474,517	0.0
729,576	(4)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	57,549	0.0
837,927	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.752%, 05/25/2035	806,336	0.0
1,081,854	(3)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.944%, 09/25/2035	935,861	0.0
2,275,202		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 1.814%, (US0001M + 0.190%), 01/25/2037	2,027,828	0.0
2,000,000	(1)	Bellemeade Re 2019-1A M2 Ltd., 4.324%, (US0001M + 2.700%), 03/25/2029	1,969,441	0.0
13,147,000	(1)	Bellemeade Re 2021-3 A M1C Ltd., 2.476%, (SOFR30A + 1.550%), 09/25/2031	11,873,910	0.2
1,000,000	(1)	Bellemeade Re 2022-1 M1C Ltd., 4.626%, (SOFR30A + 3.700%), 01/26/2032	958,364	0.0
1,815,676	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B2, 3.913%, 03/25/2050	1,657,258	0.0
2,122,305	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B3, 3.913%, 03/25/2050	1,781,925	0.0
1,105,560	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.711%, 11/25/2034	1,065,968	0.0
469,214		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	276,442	0.0
880,119	(1),(3)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	832,566	0.0
137,725	(1),(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	136,175	0.0
289,233	(1),(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	276,950	0.0
2,819,713	(1),(3)	CIM Trust 2019-J2 B2, 3.770%, 10/25/2049	2,594,416	0.0
939,904	(1),(3)	CIM Trust 2019-J2 B3, 3.770%, 10/25/2049	861,419	0.0
2,600,000	(1),(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,371,554	0.0
3,152,310	(1),(3)	CIM Trust 2020-J1 B3, 3.450%, 07/25/2050	2,745,903	0.1
744,275		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	690,212	0.0
671,990	(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 2.912%, 11/25/2036	589,927	0.0
325,900	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.396%, 09/25/2037	296,830	0.0
941,382	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	917,431	0.0
1,365,686	(1),(3)	Citigroup Mortgage Loan Trust 2021-J2 B2W, 2.772%, 07/25/2051	1,128,825	0.0
1,534,937	(1),(3)	Citigroup Mortgage Loan Trust 2021-J2 B3W, 2.772%, 07/25/2051	1,253,883	0.0
4,578,457	(1)	Connecticut Avenue Securities Trust 2020-R02 2B1, 4.624%, (US0001M + 3.000%), 01/25/2040	3,973,495	0.1
2,685,347	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 3.624%, (US0001M + 2.000%), 01/25/2040	2,646,822	0.0
4,800,000	(1)	Connecticut Avenue Securities Trust 2021-R01 1B1, 4.026%, (SOFR30A + 3.100%), 10/25/2041	4,132,552	0.1
2,000,000	(1)	Connecticut Avenue Securities Trust 2021-R03 1B1, 3.676%, (SOFR30A + 2.750%), 12/25/2041	1,687,845	0.0
13,600,000	(1)	Connecticut Avenue Securities Trust 2022-R01 1B1, 4.076%, (SOFR30A + 3.150%), 12/25/2041	11,666,982	0.2
1,500,000	(1)	Connecticut Avenue Securities Trust 2022-R02 2B1, 5.426%, (SOFR30A + 4.500%), 01/25/2042	1,322,065	0.0
412,713		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.124%, (US0001M + 0.500%), 11/25/2035	214,706	0.0
881,857	(1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	788,452	0.0
810,905	(1),(3)	CSMC Trust 2015-2 B3, 3.904%, 02/25/2045	784,745	0.0
58,446,912	(3),(4)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.776%, 04/25/2037	2,164,140	0.0
5,000,000	(1)	Eagle RE 2021-2 M1C Ltd., 4.376%, (SOFR30A + 3.450%), 04/25/2034	4,716,374	0.1
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 5.274%, (US0001M + 3.650%), 02/25/2040	767,867	0.0
2,504,072	(4)	Fannie Mae 2008-12 SC, 4.726%, (-1.000*US0001M + 6.350%), 03/25/2038	340,774	0.0
9,224,263		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	9,528,485	0.1
461,273		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	441,278	0.0
5,919,751		Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	5,991,707	0.1
1,427,013		Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	1,392,982	0.0
1,990,877		Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	2,009,497	0.0
16,388,562	(4)	Fannie Mae 2016-82 SD, 4.426%, (-1.000*US0001M + 6.050%), 11/25/2046	1,990,215	0.0
700,761		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	703,260	0.0
10,104,602	(4)	Fannie Mae 2018-86 US, 4.966%, (-1.000*US0001M + 6.590%), 09/25/2040	1,462,433	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

4,349,823		Fannie Mae Connecticut Avenue Securities, 7.324%, (US0001M + 5.700%), 04/25/2028	4,546,930	0.1
2,123,236		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 5.624%, (US0001M + 4.000%), 05/25/2025	2,136,114	0.0
5,896,382		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.174%, (US0001M + 5.550%), 04/25/2028	6,094,463	0.1
852,982		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.924%, (US0001M + 4.300%), 02/25/2025	862,596	0.0
286,315		Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 8.574%, (US0001M + 6.950%), 08/25/2028	300,283	0.0
1,912,370		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.174%, (US0001M + 3.550%), 07/25/2029	1,954,717	0.0
3,333,595		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.624%, (US0001M + 3.000%), 10/25/2029	3,366,007	0.1
9,221,084		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.474%, (US0001M + 2.850%), 11/25/2029	9,253,560	0.1
5,367,005		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.124%, (US0001M + 2.500%), 05/25/2030	5,359,045	0.1
6,935,372		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.424%, (US0001M + 2.800%), 02/25/2030	6,959,677	0.1
465,106		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.774%, (US0001M + 2.150%), 10/25/2030	467,524	0.0
8,852,517		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 3.624%, (US0001M + 2.000%), 03/25/2031	8,762,469	0.1
8,506,058		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.724%, (US0001M + 2.100%), 03/25/2031	8,343,352	0.1
449,832	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 3.924%, (US0001M + 2.300%), 08/25/2031	449,941	0.0
2,500,000	(1)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 4.226%, (SOFR30A + 3.300%), 11/25/2041	2,149,853	0.0
2,037,517	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 4.074%, (US0001M + 2.450%), 07/25/2031	2,025,749	0.0
927,511	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 5.724%, (US0001M + 4.100%), 07/25/2039	908,360	0.0
1,155,587	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 3.674%, (US0001M + 2.050%), 01/25/2040	1,131,918	0.0
500,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 5.274%, (US0001M + 3.650%), 02/25/2040	478,545	0.0
5,596		Fannie Mae Grantor Trust 1998-T2 A6, 0.030%, (US0001M + 0.550%), 01/25/2032	5,557	0.0
135,448	(4)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	17,177	0.0
588,460	(4)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	30,371	0.0
72,720		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	75,424	0.0
18,922	(4)	Fannie Mae REMIC Trust 1999-6 SE, 6.162%, (-1.000*US0001M + 7.685%), 02/17/2029	335	0.0
735,960		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	782,833	0.0
279,442		Fannie Mae REMIC Trust 2003-45 FJ, 2.562%, (US0001M + 1.500%), 06/25/2033	290,773	0.0
911,427	(4)	Fannie Mae REMIC Trust 2003-66 SA, 6.026%, (-1.000*US0001M + 7.650%), 07/25/2033	147,811	0.0
185,236	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	39,891	0.0
416,578		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	433,647	0.0
670,708		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	710,994	0.0
14,481		Fannie Mae REMIC Trust 2004-56 FE, 2.074%, (US0001M + 0.450%), 10/25/2033	14,485	0.0
342,022		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	358,857	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

657,912		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	678,447	0.0
1,915,797		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	1,993,163	0.0
87,049		Fannie Mae REMIC Trust 2006-104 ES, 25.332%, (-5.000*US0001M + 33.450%), 11/25/2036	134,640	0.0
1,506,867	(4)	Fannie Mae REMIC Trust 2006-12 SD, 5.126%, (-1.000*US0001M + 6.750%), 10/25/2035	155,613	0.0
511,651	(4)	Fannie Mae REMIC Trust 2006-123 UI, 5.116%, (-1.000*US0001M + 6.740%), 01/25/2037	84,594	0.0
91,318	(4)	Fannie Mae REMIC Trust 2006-72 HS, 5.076%, (-1.000*US0001M + 6.700%), 08/25/2026	5,218	0.0
16,011		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	17,276	0.0
2,474,256	(4)	Fannie Mae REMIC Trust 2007-91 AS, 4.776%, (-1.000*US0001M + 6.400%), 10/25/2037	390,908	0.0
1,134,122		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,161,559	0.0
5,225,702	(3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.536%, 02/25/2049	5,532,629	0.1
1,176,876	(4)	Fannie Mae REMIC Trust 2009-90 TS, 4.526%, (-1.000*US0001M + 6.150%), 11/25/2039	150,303	0.0
569,821	(4)	Fannie Mae REMIC Trust 2010-118 GS, 4.326%, (-1.000*US0001M + 5.950%), 10/25/2039	9,655	0.0
3,085,020	(4)	Fannie Mae REMIC Trust 2010-123 SL, 4.446%, (-1.000*US0001M + 6.070%), 11/25/2040	318,512	0.0
3,775,362	(4)	Fannie Mae REMIC Trust 2010-41 SB, 4.776%, (-1.000*US0001M + 6.400%), 05/25/2040	470,338	0.0
951,661	(4)	Fannie Mae REMIC Trust 2010-43 VS, 4.826%, (-1.000*US0001M + 6.450%), 05/25/2040	111,832	0.0
5,366,512		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	5,572,266	0.1
726,560	(4)	Fannie Mae REMIC Trust 2011-102 SA, 4.976%, (-1.000*US0001M + 6.600%), 10/25/2041	98,713	0.0
2,207,179		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	2,276,062	0.0
1,887,532	(4)	Fannie Mae REMIC Trust 2011-93 GS, 4.926%, (-1.000*US0001M + 6.550%), 04/25/2039	260,980	0.0
3,385,384	(4)	Fannie Mae REMIC Trust 2012-122 SB, 4.526%, (-1.000*US0001M + 6.150%), 11/25/2042	566,332	0.0
1,880,829	(4)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	129,127	0.0
4,386,060	(4)	Fannie Mae REMIC Trust 2012-133 AS, 4.576%, (-1.000*US0001M + 6.200%), 10/25/2042	532,163	0.0
639,319	(4)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	58,089	0.0
542,032	(4)	Fannie Mae REMIC Trust 2012-15 SP, 4.996%, (-1.000*US0001M + 6.620%), 06/25/2040	9,167	0.0
1,008,993	(4)	Fannie Mae REMIC Trust 2012-24 HS, 4.926%, (-1.000*US0001M + 6.550%), 09/25/2040	54,984	0.0
1,129,921	(4)	Fannie Mae REMIC Trust 2012-30 QS, 4.976%, (-1.000*US0001M + 6.600%), 04/25/2031	26,429	0.0
620,508	(4)	Fannie Mae REMIC Trust 2012-68 YS, 5.076%, (-1.000*US0001M + 6.700%), 07/25/2042	77,672	0.0
1,251,724	(4)	Fannie Mae REMIC Trust 2013-26 JS, 4.576%, (-1.000*US0001M + 6.200%), 10/25/2032	103,921	0.0
4,828,576	(4)	Fannie Mae REMIC Trust 2013-60 DS, 4.576%, (-1.000*US0001M + 6.200%), 06/25/2033	527,895	0.0
4,839,863	(4)	Fannie Mae REMIC Trust 2013-9 SM, 4.626%, (-1.000*US0001M + 6.250%), 02/25/2033	483,932	0.0
1,253,555	(4)	Fannie Mae REMIC Trust 2014-17 DS, 4.576%, (-1.000*US0001M + 6.200%), 02/25/2043	60,169	0.0
1,117,848	(4)	Fannie Mae REMIC Trust 2014-28 BS, 4.576%, (-1.000*US0001M + 6.200%), 08/25/2043	82,985	0.0
30,319,689	(4)	Fannie Mae REMIC Trust 2015-79 SA, 4.626%, (-1.000*US0001M + 6.250%), 11/25/2045	3,893,991	0.1
12,382,971	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	2,610,993	0.0
20,296,871	(4)	Fannie Mae REMICS 16-60 SB, 4.476%, (-1.000*US0001M + 6.100%), 09/25/2046	2,400,811	0.0
71,508	(4)	Fannie Mae REMICS 1997-18 SG, 6.577%, (-1.000*US0001M + 8.100%), 03/17/2027	3,320	0.0
20,628	(4)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500)%), 11/25/2023	6	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

36	(4)	Fannie Mae REMICS 1999-57 SC, 8.227%, (-1.000*US0001M + 9.750%), 11/17/2029	2	0.0
194,644	(4)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	6,471	0.0
43,817	(4)	Fannie Mae REMICS 2001-8 SK, 7.155%, (-1.000*US0001M + 8.750%), 03/18/2031	2,609	0.0
383,359	(4)	Fannie Mae REMICS 2003-49 SW, 5.376%, (-1.000*US0001M + 7.000%), 01/25/2033	52,547	0.0
3,423,618	(4)	Fannie Mae REMICS 2004-54 SN, 5.426%, (-1.000*US0001M + 7.050%), 07/25/2034	458,573	0.0
6,665,095	(4)	Fannie Mae REMICS 2005-75 ES, 4.426%, (-1.000*US0001M + 6.050%), 09/25/2035	814,614	0.0
632,508	(4)	Fannie Mae REMICS 2005-75 SP, 5.126%, (-1.000*US0001M + 6.750%), 08/25/2035	61,157	0.0
1,741,126	(4)	Fannie Mae REMICS 2006-56 SM, 5.126%, (-1.000*US0001M + 6.750%), 07/25/2036	209,967	0.0
415,106	(4)	Fannie Mae REMICS 2007-21 SB, 4.776%, (-1.000*US0001M + 6.400%), 03/25/2037	22,828	0.0
1,082,424	(4)	Fannie Mae REMICS 2007-52 NS, 4.826%, (-1.000*US0001M + 6.450%), 06/25/2037	151,700	0.0
858,565	(4)	Fannie Mae REMICS 2007-85 SM, 4.836%, (-1.000*US0001M + 6.460%), 09/25/2037	120,548	0.0
284,580		Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	298,502	0.0
5,328,712	(4)	Fannie Mae REMICS 2009-66 SP, 4.476%, (-1.000*US0001M + 6.100%), 09/25/2039	601,296	0.0
3,443,721	(4)	Fannie Mae REMICS 2010-1 S, 4.626%, (-1.000*US0001M + 6.250%), 02/25/2040	490,056	0.0
5,370,325	(4)	Fannie Mae REMICS 2010-150 SJ, 4.856%, (-1.000*US0001M + 6.480%), 01/25/2041	782,750	0.0
1,011,805	(4)	Fannie Mae REMICS 2010-35 CS, 4.826%, (-1.000*US0001M + 6.450%), 04/25/2050	107,274	0.0
968,484		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,016,732	0.0
5,729,116		Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	5,773,184	0.1
3,151,411		Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	3,087,271	0.1
71,670		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	68,547	0.0
6,004,509		Fannie Mae REMICS 2011-136 PZ, 4.000%, 01/25/2042	6,065,724	0.1
6,876,419	(4)	Fannie Mae REMICS 2011-47 GS, 4.306%, (-1.000*US0001M + 5.930%), 06/25/2041	736,684	0.0
2,095,248		Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	2,126,318	0.0
4,266,990		Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	4,502,607	0.1
6,530,310		Fannie Mae REMICS 2011-87 GB, 4.500%, 09/25/2041	6,873,337	0.1
2,084,299	(4)	Fannie Mae REMICS 2012-111 SL, 4.476%, (-1.000*US0001M + 6.100%), 05/25/2041	249,545	0.0
3,838,402		Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	3,736,155	0.1
4,261,326	(4)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	224,607	0.0
10,039,867		Fannie Mae REMICS 2012-15 PZ, 4.000%, 03/25/2042	10,039,402	0.1
5,022,043		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	5,057,532	0.1
3,688,761		Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	3,754,425	0.1
997,759		Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	1,014,383	0.0
1,443,558		Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	1,409,791	0.0
3,492		Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	3,817	0.0
2,054,262		Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	2,031,663	0.0
8,396,000		Fannie Mae REMICS 2012-63 MW, 4.000%, 05/25/2034	8,375,738	0.1
500,000		Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	470,530	0.0
15,686,449		Fannie Mae REMICS 2012-94 LZ, 3.500%, 09/25/2042	15,326,084	0.2
2,700,000		Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	2,645,420	0.0
1,403,000		Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,460,956	0.0
191,910		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	189,692	0.0
4,621,445	(4)	Fannie Mae REMICS 2013-40 LS, 4.526%, (-1.000*US0001M + 6.150%), 05/25/2043	657,949	0.0
5,632,997	(4)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	558,395	0.0
3,894,522		Fannie Mae REMICS 2013-70 JZ, 3.000%, 07/25/2043	3,626,829	0.1
7,147,146	(4)	Fannie Mae REMICS 2014-15 SB, 5.026%, (-1.000*US0001M + 6.650%), 04/25/2044	1,207,437	0.0
970,000		Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	917,601	0.0
7,570,203	(4)	Fannie Mae REMICS 2014-70 IO, 5.500%, 10/25/2044	1,425,366	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

28,796,236	(4)	Fannie Mae REMICS 2014-79 KS, 4.526%, (-1.000*US0001M + 6.150%), 12/25/2044	4,172,963	0.1
17,880,732		Fannie Mae REMICS 2015-20 EZ, 3.500%, 04/25/2045	17,449,309	0.2
4,890,430	(4)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	898,041	0.0
2,000,000		Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	1,988,361	0.0
4,477,500		Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	4,447,064	0.1
2,031,042	(4)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	349,509	0.0
17,206,508	(4)	Fannie Mae REMICS 2015-86 BS, 4.076%, (-1.000*US0001M + 5.700%), 11/25/2045	1,622,169	0.0
28,097,540	(4)	Fannie Mae REMICS 2015-88 IO, 6.500%, 12/25/2045	6,857,859	0.1
6,072,043	(4)	Fannie Mae REMICS 2015-97 BI, 5.500%, 01/25/2046	1,112,707	0.0
3,898,247	(4)	Fannie Mae REMICS 2016-104 BI, 6.000%, 01/25/2047	867,908	0.0
6,095,684	(4)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	983,743	0.0
26,640,233	(4)	Fannie Mae REMICS 2016-81 CS, 4.476%, (-1.000*US0001M + 6.100%), 11/25/2046	2,718,409	0.1
407,396		Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	389,181	0.0
22,096,110	(4)	Fannie Mae REMICS 2017-10 SA, 4.476%, (-1.000*US0001M + 6.100%), 03/25/2047	2,432,302	0.0
4,826,777		Fannie Mae REMICS 2017-108 ZD, 3.000%, 01/25/2048	4,217,029	0.1
5,427,188		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	5,175,864	0.1
30,124,895	(4)	Fannie Mae REMICS 2018-15 SC, 4.676%, (-1.000*US0001M + 6.300%), 03/25/2048	3,882,334	0.1
4,391,627		Fannie Mae REMICS 2018-26 A, 3.500%, 04/25/2048	4,257,477	0.1
1,260,734		Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	1,206,579	0.0
13,061,102		Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	12,491,474	0.2
1,374,302		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	1,325,459	0.0
38,070,131	(4)	Fannie Mae REMICS 2018-82 SA, 4.576%, (-1.000*US0001M + 6.200%), 11/25/2048	4,795,582	0.1
8,844,010	(4)	Fannie Mae REMICS 2018-86 AS, 4.576%, (-1.000*US0001M + 6.200%), 12/25/2048	1,053,529	0.0
38,373,709	(4)	Fannie Mae REMICS 2018-86 SM, 4.576%, (-1.000*US0001M + 6.200%), 12/25/2048	4,442,321	0.1
32,037,133	(4)	Fannie Mae REMICS 2018-91 SB, 4.476%, (-1.000*US0001M + 6.100%), 12/25/2058	4,991,289	0.1
10,984,886	(4)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	2,910,826	0.1
10,792,649	(4)	Fannie Mae REMICS 2019-30 SB, 4.476%, (-1.000*US0001M + 6.100%), 07/25/2049	1,698,522	0.0
16,577,135	(4)	Fannie Mae REMICS 2019-34 BS, 4.426%, (-1.000*US0001M + 6.050%), 07/25/2049	2,317,104	0.0
9,190,422	(4)	Fannie Mae REMICS 2019-39 SA, 4.476%, (-1.000*US0001M + 6.100%), 08/25/2049	1,307,813	0.0
58,576,881	(4)	Fannie Mae REMICS 2019-41 S, 4.376%, (-1.000*US0001M + 6.000%), 08/25/2059	7,015,981	0.1
5,880,247	(4)	Fannie Mae REMICS 2019-47 SB, 4.476%, (-1.000*US0001M + 6.100%), 05/25/2040	877,230	0.0
25,506,500	(4)	Fannie Mae REMICS 2020-35 IO, 5.000%, 06/25/2050	4,320,439	0.1
24,656,494	(4)	Fannie Mae REMICS 2020-44 DI, 2.500%, 07/25/2050	3,422,854	0.1
11,966,307	(4)	Fannie Mae REMICS 2020-44 EI, 3.500%, 09/25/2042	1,808,971	0.0
54,345,367	(4)	Fannie Mae REMICS 2021-1 BI, 3.000%, 02/25/2049	8,870,479	0.1
153,226,401	(4)	Fannie Mae REMICS 2021-10 AI, 3.000%, 03/25/2041	18,064,504	0.2
33,315,966	(4)	Fannie Mae REMICS 2021-22 BI, 4.000%, 04/25/2051	6,435,842	0.1
46,226,446	(4)	Fannie Mae REMICS 2021-41 MI, 5.000%, 06/25/2048	8,886,859	0.1
42,850,422	(4)	Fannie Mae REMICS 2021-55 SA, 2.224%, (-1.000*SOFR30A + 3.150%), 08/25/2061	1,361,658	0.0
92,452,979	(4)	Fannie Mae REMICS 2021-77 AI, 3.500%, 11/25/2051	19,272,961	0.2
30,223,641	(4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	5,861,256	0.1
18,443,416	(4)	Fannie Mae REMICS 2021-81 LI, 2.500%, 11/25/2051	2,997,149	0.1
75,387,271	(4)	Fannie Mae REMICS 2021-93 AI, 3.000%, 01/25/2052	12,373,660	0.2
17,860,565		Fannie Mae REMICS 2022-5 CZ, 2.500%, 02/25/2052	13,139,073	0.2
1,179		Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	1,193	0.0
1,984,122		Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	1,933,675	0.0
19,033,993	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	1,882,363	0.0
1,084,272	(4)	Fannie Mae Series 2013-72 YS, 4.526%, (-1.000*US0001M + 6.150%), 07/25/2033	120,186	0.0
35,820	(4)	FHLMC-GNMA 20 S, 7.276%, (-1.000*US0001M + 8.900%), 10/25/2023	1,060	0.0
541,491		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	266,136	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,086,903	(1),(3)	First Republic Mortgage Trust 2020-1 B2, 2.880%, 04/25/2050	931,705	0.0
1,800,103	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 3.961%, 03/25/2048	1,670,404	0.0
2,347,334	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 3.961%, 03/25/2048	2,153,530	0.0
1,204,631	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.006%, 04/25/2048	1,114,546	0.0
887,003	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	867,192	0.0
914,864	(1),(3)	Flagstar Mortgage Trust 2018-4 B3, 4.249%, 07/25/2048	838,846	0.0
1,732,987	(1),(3)	Flagstar Mortgage Trust 2018-5 B3, 4.479%, 09/25/2048	1,633,895	0.0
2,886,300	(1),(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.920%, 10/25/2048	2,747,223	0.1
1,443,079	(1),(3)	Flagstar Mortgage Trust 2019-2 B1, 4.038%, 12/25/2049	1,320,499	0.0
1,399,493	(1),(3)	Flagstar Mortgage Trust 2019-2 B2, 4.038%, 12/25/2049	1,260,553	0.0
1,967,540	(1),(3)	Flagstar Mortgage Trust 2020-1NV B1A, 4.229%, 03/25/2050	1,758,224	0.0
2,381,557	(1),(3)	Flagstar Mortgage Trust 2020-1NV B2A, 4.229%, 03/25/2050	2,123,629	0.0
10,928,081		Freddie Mac 326 350, 3.500%, 03/15/2044	10,567,872	0.1
6,414,389	(4)	Freddie Mac 3510 AS, 5.086%, (-1.000*US0001M + 6.410%), 04/15/2037	861,256	0.0
4,239,261	(4)	Freddie Mac 4191 SA, 4.876%, (-1.000*US0001M + 6.200%), 03/15/2043	468,011	0.0
4,700,510		Freddie Mac 4316 XZ, 4.500%, 03/15/2044	4,786,158	0.1
488,891		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	526,594	0.0
209,029		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	224,199	0.0
59,231		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	62,386	0.0
55,976		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	58,709	0.0
395,522		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	421,444	0.0
7,857		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	7,876	0.0
173,501		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	184,340	0.0
52,857	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	10,524	0.0
369,045		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	384,879	0.0
73,177		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	77,289	0.0
124,661		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	130,059	0.0
187,944		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	196,819	0.0
4,076,761	(4)	Freddie Mac REMIC Trust 3045 DI, 5.406%, (-1.000*US0001M + 6.730%), 10/15/2035	515,087	0.0
698,364		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	734,246	0.0
734,650	(4)	Freddie Mac REMIC Trust 3171 PS, 5.161%, (-1.000*US0001M + 6.485%), 06/15/2036	74,834	0.0
4,306,120	(4)	Freddie Mac REMIC Trust 3199 S, 5.126%, (-1.000*US0001M + 6.450%), 08/15/2036	586,277	0.0
327,531		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	342,985	0.0
95,899		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	103,060	0.0
182,955	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 4.958%, 03/15/2033	180,853	0.0
14,817		Freddie Mac REMIC Trust 3556 NT, 4.424%, (US0001M + 3.100%), 03/15/2038	15,012	0.0
3,789,348		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	4,039,530	0.1
328,942		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	351,494	0.0
244,434		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	256,278	0.0
819,718	(4)	Freddie Mac REMIC Trust 3856 KS, 5.226%, (-1.000*US0001M + 6.550%), 05/15/2041	105,145	0.0
337,871	(4)	Freddie Mac REMIC Trust 3925 SD, 4.726%, (-1.000*US0001M + 6.050%), 07/15/2040	15,702	0.0
1,552,517	(4)	Freddie Mac REMIC Trust 3925 SL, 4.726%, (-1.000*US0001M + 6.050%), 01/15/2041	62,821	0.0
165,578		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	170,154	0.0
96,361	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	794	0.0
779,418	(4)	Freddie Mac REMIC Trust 4088 CS, 4.676%, (-1.000*US0001M + 6.000%), 08/15/2042	101,385	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

4,576,129	(4)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	445,430	0.0
2,173,261	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	324,490	0.0
2,708,941		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	2,642,024	0.0
1,129,653		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,167,230	0.0
941,742	(4)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	117,599	0.0
5,458,669		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,520,371	0.1
7,327,199		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	7,337,807	0.1
849,345		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	848,121	0.0
2,872,346	(4)	Freddie Mac REMIC Trust 4386 LS, 4.776%, (-1.000*US0001M + 6.100%), 09/15/2044	360,647	0.0
24,884,291	(4)	Freddie Mac REMIC Trust 5103 HI, 4.000%, 05/25/2051	5,159,118	0.1
9,346	(4)	Freddie Mac REMICS 2074 S, 7.177%, (-1.000*US0001M + 8.700%), 07/17/2028	197	0.0
7,436	(4)	Freddie Mac REMICS 2232 SA, 7.077%, (-1.000*US0001M + 8.600%), 05/17/2030	304	0.0
9,381	(4)	Freddie Mac REMICS 2301 SP, 7.926%, (-1.000*US0001M + 9.250%), 04/15/2031	595	0.0
57,527	(4)	Freddie Mac REMICS 2953 LS, 5.376%, (-1.000*US0001M + 6.700%), 12/15/2034	181	0.0
581,454	(4)	Freddie Mac REMICS 2993 GS, 4.826%, (-1.000*US0001M + 6.150%), 06/15/2025	16,492	0.0
610,263	(4)	Freddie Mac REMICS 3006 SI, 5.416%, (-1.000*US0001M + 6.740%), 07/15/2035	85,447	0.0
638,817	(4)	Freddie Mac REMICS 3006 YI, 5.416%, (-1.000*US0001M + 6.740%), 07/15/2035	86,490	0.0
3,812,331	(4)	Freddie Mac REMICS 3213 JS, 5.876%, (-1.000*US0001M + 7.200%), 09/15/2036	673,158	0.0
7,916,421	(4)	Freddie Mac REMICS 3346 SC, 5.226%, (-1.000*US0001M + 6.550%), 10/15/2033	937,881	0.0
945,877	(4)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	22,899	0.0
6,306,668	(4)	Freddie Mac REMICS 3629 CS, 5.026%, (-1.000*US0001M + 6.350%), 01/15/2040	839,840	0.0
2,333,505		Freddie Mac REMICS 3736 ZP, 4.000%, 10/15/2040	2,317,359	0.0
1,717,368		Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	1,705,188	0.0
21,723,137		Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	22,474,427	0.3
4,201,395		Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	4,058,599	0.1
1,900,000		Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	1,965,303	0.0
794,363		Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	866,614	0.0
421,047		Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	444,333	0.0
2,650,000		Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	2,803,048	0.1
2,255,381		Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	2,278,856	0.0
4,327,467		Freddie Mac REMICS 3919 BY, 4.000%, 09/15/2041	4,366,953	0.1
8,429,888		Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	8,414,758	0.1
3,575,592		Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	3,608,340	0.1
1,493,851		Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	1,522,798	0.0
420,000		Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	435,649	0.0
958,876		Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	977,161	0.0
3,121,322	(4)	Freddie Mac REMICS 4057 SN, 5.326%, (-1.000*US0001M + 6.650%), 12/15/2041	328,846	0.0
2,917,343		Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	2,892,657	0.1
13,160,152		Freddie Mac REMICS 4084 TZ, 4.000%, 07/15/2042	13,063,292	0.2
1,713,305	(4)	Freddie Mac REMICS 4090 SN, 5.376%, (-1.000*US0001M + 6.700%), 08/15/2032	197,271	0.0
660,633		Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	661,060	0.0
2,128,000		Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	2,131,252	0.0
980,000		Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	954,467	0.0
27,009,563	(4)	Freddie Mac REMICS 4301 SD, 4.776%, (-1.000*US0001M + 6.100%), 07/15/2037	2,942,908	0.1
5,920,222		Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	5,976,517	0.1
3,030,497		Freddie Mac REMICS 4401 BL, 3.500%, 10/15/2034	2,998,444	0.1
10,369,183	(4)	Freddie Mac REMICS 4407 CS, 4.876%, (-1.000*US0001M + 6.200%), 06/15/2044	1,116,694	0.0
15,234,854	(4)	Freddie Mac REMICS 4407 PS, 4.276%, (-1.000*US0001M + 5.600%), 06/15/2044	1,320,009	0.0
3,737,204		Freddie Mac REMICS 4444 CZ, 3.000%, 02/15/2045	3,436,877	0.1
14,555,838	(4)	Freddie Mac REMICS 4461 AS, 4.276%, (-1.000*US0001M + 5.600%), 04/15/2045	1,506,315	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

3,124,000		Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	3,107,149	0.1
131,390		Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	131,242	0.0
2,913,000		Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	2,673,514	0.0
8,068,266		Freddie Mac REMICS 4545 PL, 3.500%, 01/15/2046	7,556,401	0.1
13,136,096	(4)	Freddie Mac REMICS 4574 ST, 4.676%, (-1.000*US0001M + 6.000%), 04/15/2046	2,046,688	0.0
70,010,265	(4)	Freddie Mac REMICS 4585 AS, 4.776%, (-1.000*US0001M + 6.100%), 05/15/2046	8,518,261	0.1
4,524,114		Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	4,444,377	0.1
19,790,948	(4)	Freddie Mac REMICS 4611 BS, 4.776%, (-1.000*US0001M + 6.100%), 06/15/2041	2,418,841	0.0
10,752,476		Freddie Mac REMICS 4664 KZ, 3.500%, 02/15/2047	10,442,454	0.1
5,571,290		Freddie Mac REMICS 4680 GZ, 3.500%, 03/15/2047	5,305,645	0.1
6,870,880		Freddie Mac REMICS 4682 HZ, 3.500%, 04/15/2047	6,702,654	0.1
2,176,240		Freddie Mac REMICS 4700 KZ, 3.500%, 07/15/2047	2,078,435	0.0
3,995,216		Freddie Mac REMICS 4753 VZ, 3.000%, 12/15/2047	3,504,788	0.1
3,271,168		Freddie Mac REMICS 4755 Z, 3.000%, 02/15/2048	3,033,530	0.1
34,905,461		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	33,318,072	0.4
1,851,634		Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	1,865,059	0.0
17,586,605		Freddie Mac REMICS 4776 AZ, 4.000%, 07/15/2047	17,485,030	0.2
473,638		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	467,968	0.0
9,670,335		Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	10,139,822	0.1
2,521,096		Freddie Mac REMICS 4834 AZ, 3.500%, 10/15/2048	2,485,969	0.0
41,405,316	(4)	Freddie Mac REMICS 4879 DS, 4.776%, (-1.000*US0001M + 6.100%), 08/15/2034	4,161,470	0.1
33,765,087	(4)	Freddie Mac REMICS 4892 SA, 4.726%, (-1.000*US0001M + 6.050%), 07/15/2049	4,849,879	0.1
1,632,872		Freddie Mac REMICS 4904 HB, 3.000%, 08/25/2049	1,425,251	0.0
9,043,132	(4)	Freddie Mac REMICS 4906 SQ, 4.426%, (-1.000*US0001M + 6.050%), 09/25/2049	1,178,373	0.0
606,535		Freddie Mac REMICS 4914 DB, 3.000%, 09/25/2049	503,279	0.0
2,155,567		Freddie Mac REMICS 4941 CZ, 3.000%, 11/25/2049	1,969,706	0.0
3,233,350		Freddie Mac REMICS 4941 WZ, 3.000%, 11/25/2049	3,024,472	0.1
5,519,982		Freddie Mac REMICS 4950 KE, 2.500%, 12/25/2049	5,236,126	0.1
58,754,256	(4)	Freddie Mac REMICS 5014 HI, 4.000%, 09/25/2050	12,082,272	0.2
36,469,422	(4)	Freddie Mac REMICS 5019 HI, 3.500%, 10/25/2050	6,761,037	0.1
25,945,908	(4)	Freddie Mac REMICS 5045 BS, 5.274%, (-1.000*SOFR30A + 6.200%), 11/25/2050	4,846,070	0.1
11,084,825	(4)	Freddie Mac REMICS 5048 IN, 2.500%, 12/25/2050	1,905,995	0.0
32,000,595	(4)	Freddie Mac REMICS 5072 NI, 3.000%, 01/25/2050	5,373,018	0.1
51,197,669	(4)	Freddie Mac REMICS 5082 IQ, 3.000%, 03/25/2051	8,511,582	0.1
27,147,356	(4)	Freddie Mac REMICS 5113 AI, 4.000%, 06/25/2041	4,768,485	0.1
79,039,790		Freddie Mac REMICS 5117 IO, 3.000%, 06/25/2051	11,913,154	0.2
32,910,169	(4)	Freddie Mac REMICS 5128 IC, 5.500%, 09/25/2041	6,871,308	0.1
12,768,655		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	12,773,722	0.2
4,739,750	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 3.474%, (US0001M + 1.850%), 02/25/2050	4,696,386	0.1
2,249,468	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 3.524%, (US0001M + 1.900%), 01/25/2050	2,211,026	0.0
8,740,000	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 B1, 5.724%, (US0001M + 4.100%), 03/25/2050	8,186,842	0.1
3,690,995	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 4.724%, (US0001M + 3.100%), 03/25/2050	3,665,213	0.1
843,289	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 5.224%, (US0001M + 3.600%), 07/25/2050	842,882	0.0
3,825,000	(1)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 4.326%, (SOFR30A + 3.400%), 10/25/2041	3,289,424	0.1
3,390,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 3.176%, (SOFR30A + 2.250%), 08/25/2033	3,148,514	0.1
6,500,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 3.026%, (SOFR30A + 2.100%), 09/25/2041	5,701,831	0.1
15,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 4.676%, (SOFR30A + 3.750%), 12/25/2041	12,467,817	0.2
10,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 3.276%, (SOFR30A + 2.350%), 12/25/2041	8,663,541	0.1
13,500,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 4.326%, (SOFR30A + 3.400%), 01/25/2042	11,439,228	0.2
9,200,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 2.776%, (SOFR30A + 1.850%), 01/25/2042	8,278,165	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

7,000,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 3.426%, (SOFR30A + 2.500%), 01/25/2042	6,012,075	0.1
1,400,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 6.176%, (SOFR30A + 5.250%), 05/25/2042	1,331,522	0.0
8,137,142	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 3.674%, (US0001M + 2.050%), 07/25/2049	8,098,380	0.1
2,829,127		Freddie Mac Strips 277 30, 3.000%, 09/15/2042	2,709,180	0.0
3,614,760	(4)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	615,389	0.0
880,926	(3),(4)	Freddie Mac Strips 344 68, 3.000%, 02/15/2045	114,256	0.0
288,458	(3),(4)	Freddie Mac Strips 344 89, 4.500%, 02/15/2045	58,359	0.0
3,946,512	(4)	Freddie Mac Strips 344 C13, 4.500%, 02/15/2045	788,105	0.0
5,736,106	(4)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	1,097,626	0.0
2,790,665	(3),(4)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	508,938	0.0
3,410,327	(3),(4)	Freddie Mac Strips 344 C19, 3.500%, 02/15/2045	486,732	0.0
5,569,311	(4)	Freddie Mac Strips 344 C2, 4.000%, 02/15/2045	1,060,017	0.0
4,703,086	(4)	Freddie Mac Strips 344 C4, 4.000%, 02/15/2045	854,117	0.0
7,811,365	(4)	Freddie Mac Strips 344 C5, 3.500%, 02/15/2045	1,496,299	0.0
8,322,917	(4)	Freddie Mac Strips 344 C6, 4.000%, 02/15/2045	1,557,517	0.0
4,342,149	(4)	Freddie Mac Strips 344 C7, 4.000%, 02/15/2045	796,348	0.0
4,157,625	(4)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	656,045	0.0
3,598,428	(4)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	594,430	0.0
9,441,542	(4)	Freddie Mac Strips 347 C14, 3.500%, 02/15/2044	1,798,956	0.0
5,735,858	(4)	Freddie Mac Strips 347 C22, 4.000%, 02/15/2044	1,089,581	0.0
6,311,066	(4)	Freddie Mac Strips 347 C23, 4.000%, 02/15/2044	1,247,405	0.0
5,906,769	(4)	Freddie Mac Strips 347 C24, 4.000%, 02/15/2044	1,167,126	0.0
5,339,232	(4)	Freddie Mac Strips 347 C25, 4.000%, 02/15/2044	974,848	0.0
7,235,917	(4)	Freddie Mac Strips 347 C26, 4.000%, 02/15/2044	1,324,054	0.0
6,833,816	(4)	Freddie Mac Strips 347 C28, 4.500%, 02/15/2044	1,393,246	0.0
10,539,237	(4)	Freddie Mac Strips 347 C5, 3.000%, 05/15/2043	1,738,267	0.0
23,129,157	(4)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	4,023,007	0.1
29,612,890	(4)	Freddie Mac Strips Series 311 S1, 4.626%, (-1.000*US0001M + 5.950%), 08/15/2043	4,339,464	0.1
109,967		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 5.524%, (US0001M + 3.900%), 12/25/2027	109,822	0.0
1,349,833		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 3.924%, (US0001M + 2.300%), 09/25/2030	1,340,333	0.0
6,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 3.226%, (SOFR30A + 2.300%), 08/25/2033	5,683,342	0.1
5,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 4.576%, (SOFR30A + 3.650%), 11/25/2041	4,300,121	0.1
2,300,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M2, 7.529%, (SOFR30A + 6.750%), 06/25/2042	2,317,514	0.0
949,887	(3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.446%, 07/25/2033	947,480	0.0
829,782	(1),(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	818,266	0.0
3,805,528	(1),(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.474%, 10/25/2058	3,578,780	0.1
1,264,406	(4)	Ginnie Mae 2005-37 SI, 4.555%, (-1.000*US0001M + 6.150%), 05/20/2035	152,279	0.0
1,141,737	(4)	Ginnie Mae 2007-23 ST, 4.605%, (-1.000*US0001M + 6.200%), 04/20/2037	115,972	0.0
1,372,331	(4)	Ginnie Mae 2007-40 SE, 5.155%, (-1.000*US0001M + 6.750%), 07/20/2037	201,045	0.0
900,548	(4)	Ginnie Mae 2007-7 EI, 4.605%, (-1.000*US0001M + 6.200%), 02/20/2037	113,017	0.0
3,193,881	(4)	Ginnie Mae 2010-11 SA, 4.911%, (-1.000*US0001M + 6.420%), 01/16/2040	440,548	0.0
1,410,125	(4)	Ginnie Mae 2010-14 SB, 5.205%, (-1.000*US0001M + 6.800%), 11/20/2035	196,857	0.0
1,123,138	(4)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	160,052	0.0
449,474		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	413,292	0.0
4,337,663		Ginnie Mae 2018-1 LZ, 3.000%, 01/20/2048	4,035,155	0.1
18,576,000	(4)	Ginnie Mae 2018-167 CS, 4.505%, (-1.000*US0001M + 6.100%), 12/20/2048	1,896,192	0.0
360,166	(4)	Ginnie Mae Series 2005-7 AH, 5.261%, (-1.000*US0001M + 6.770%), 02/16/2035	40,327	0.0
6,834,279	(4)	Ginnie Mae Series 2007-17 IC, 4.741%, (-1.000*US0001M + 6.250%), 04/16/2037	616,405	0.0
7,333,141	(4)	Ginnie Mae Series 2007-41 SL, 5.105%, (-1.000*US0001M + 6.700%), 07/20/2037	1,046,134	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

786,354	(4)	Ginnie Mae Series 2008-2 SW, 4.955%, (-1.000*US0001M + 6.550%), 01/20/2038	111,653	0.0
423,835	(4)	Ginnie Mae Series 2008-35 SN, 4.805%, (-1.000*US0001M + 6.400%), 04/20/2038	47,209	0.0
237,013	(4)	Ginnie Mae Series 2008-40 PS, 4.991%, (-1.000*US0001M + 6.500%), 05/16/2038	27,539	0.0
638,295	(4)	Ginnie Mae Series 2009-25 KS, 4.605%, (-1.000*US0001M + 6.200%), 04/20/2039	84,778	0.0
467,462		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	482,141	0.0
432,335		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	448,011	0.0
9,536,588		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	9,709,523	0.1
920,782		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	948,259	0.0
1,116,180		Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	1,113,313	0.0
2,508,580		Ginnie Mae Series 2010-108 WL, 4.000%, 04/16/2040	2,556,002	0.0
1,215,862	(4)	Ginnie Mae Series 2010-116 NS, 5.141%, (-1.000*US0001M + 6.650%), 09/16/2040	133,128	0.0
3,681,915	(4)	Ginnie Mae Series 2010-116 SK, 5.025%, (-1.000*US0001M + 6.620%), 08/20/2040	449,287	0.0
4,054,525	(4)	Ginnie Mae Series 2010-149 HS, 4.591%, (-1.000*US0001M + 6.100%), 05/16/2040	190,006	0.0
373,535		Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	378,859	0.0
1,409,267	(4)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	215,034	0.0
828,275	(4)	Ginnie Mae Series 2010-68 MS, 4.255%, (-1.000*US0001M + 5.850%), 06/20/2040	95,363	0.0
1,239,068		Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	1,260,556	0.0
1,959,443	(4)	Ginnie Mae Series 2011-72 SA, 3.841%, (-1.000*US0001M + 5.350%), 05/16/2041	199,373	0.0
999,403	(4)	Ginnie Mae Series 2011-73 LS, 5.095%, (-1.000*US0001M + 6.690%), 08/20/2039	17,655	0.0
297,862	(4)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	32,600	0.0
2,880,783	(4)	Ginnie Mae Series 2013-111 SA, 5.105%, (-1.000*US0001M + 6.700%), 07/20/2043	422,632	0.0
934,370		Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	937,688	0.0
4,090,779	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	710,144	0.0
126,766		Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	121,372	0.0
569,127	(4)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	21,174	0.0
2,879,202	(4)	Ginnie Mae Series 2014-185 SB, 4.005%, (-1.000*US0001M + 5.600%), 12/20/2044	338,416	0.0
2,004,473	(4)	Ginnie Mae Series 2014-3 QS, 4.555%, (-1.000*US0001M + 6.150%), 03/20/2043	159,290	0.0
4,856,124	(4)	Ginnie Mae Series 2014-3 SU, 4.455%, (-1.000*US0001M + 6.050%), 07/20/2039	587,995	0.0
2,835,197	(4)	Ginnie Mae Series 2014-56 SP, 4.691%, (-1.000*US0001M + 6.200%), 12/16/2039	284,833	0.0
6,997,755	(4)	Ginnie Mae Series 2014-58 SG, 4.091%, (-1.000*US0001M + 5.600%), 04/16/2044	673,113	0.0
17,612,699	(4)	Ginnie Mae Series 2015-110 MS, 4.115%, (-1.000*US0001M + 5.710%), 08/20/2045	2,057,743	0.0
1,668,108		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	1,659,220	0.0
16,574,831	(4)	Ginnie Mae Series 2016-160 GS, 4.505%, (-1.000*US0001M + 6.100%), 11/20/2046	2,344,808	0.0
435,691		Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	434,228	0.0
35,523,174	(4)	Ginnie Mae Series 2016-6 SB, 4.055%, (-1.000*US0001M + 5.650%), 01/20/2046	3,965,354	0.1
8,337,243	(4)	Ginnie Mae Series 2017-101 SA, 4.605%, (-1.000*US0001M + 6.200%), 07/20/2047	971,517	0.0
17,774,560	(4)	Ginnie Mae Series 2017-163 SH, 4.605%, (-1.000*US0001M + 6.200%), 11/20/2047	2,335,337	0.0
324,283		Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	289,753	0.0
1,382,732		Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	1,359,797	0.0
194,040		Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	181,397	0.0
1,845,218		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	1,835,010	0.0
193,706		Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	183,026	0.0
176,532		Ginnie Mae Series 2019-100 JB, 3.000%, 08/20/2049	152,031	0.0
532,322		Ginnie Mae Series 2019-100 KB, 3.000%, 08/20/2049	457,480	0.0
1,349,931		Ginnie Mae Series 2019-100 MC, 3.000%, 08/20/2049	1,160,921	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

23,822,234	(4)	Ginnie Mae Series 2019-159 SM, 4.455%, (-1.000*US0001M + 6.050%), 12/20/2049	3,404,164	0.1
1,081,376		Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	994,688	0.0
71,326		Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	62,564	0.0
798,785		Ginnie Mae Series 2019-78 MB, 3.000%, 06/20/2049	682,201	0.0
416,445		Ginnie Mae Series 2019-89 KB, 3.000%, 07/20/2049	363,054	0.0
299,424		Ginnie Mae Series 2019-89 WB, 3.000%, 07/20/2049	253,538	0.0
24,284,372	(4)	Ginnie Mae Series 2020-188 PI, 3.500%, 06/20/2050	4,004,483	0.1
23,040,670	(4)	Ginnie Mae Series 2020-32 SG, 4.505%, (-1.000*US0001M + 6.100%), 03/20/2050	3,342,224	0.1
36,789,228	(4)	Ginnie Mae Series 2020-46 BS, 1.755%, (-1.000*US0001M + 3.350%), 04/20/2050	743,161	0.0
19,149,110	(4)	Ginnie Mae Series 2020-77 JS, 4.505%, (-1.000*US0001M + 6.100%), 10/20/2048	1,733,132	0.0
97,658,953	(4)	Ginnie Mae Series 2021-139 PI, 2.500%, 08/20/2051	14,655,533	0.2
355,577	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	337,572	0.0
570,278	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	540,511	0.0
1,422,378	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,350,356	0.0
503,997	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	496,648	0.0
2,898,043	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.341%, 11/25/2049	2,673,738	0.0
1,105,989	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.986%, 03/25/2050	1,049,823	0.0
1,583,070	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.426%, 10/25/2050	1,355,779	0.0
964,406	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.426%, 10/25/2050	788,983	0.0
1,455,397	(1),(3)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.393%, 04/25/2052	1,125,180	0.0
1,793		GSR Mortgage Loan Trust 2005-5F 8A1, 2.124%, (US0001M + 0.500%), 06/25/2035	1,787	0.0
122,387		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	91,473	0.0
1,650,394		HarborView Mortgage Loan Trust 2007-5 A1A, 1.802%, (US0001M + 0.190%), 09/19/2037	1,515,289	0.0
73,441		HomeBanc Mortgage Trust 2004-1 2A, 2.484%, (US0001M + 0.860%), 08/25/2029	70,857	0.0
602,843		Impac CMB Trust Series 2005-1 M1, 2.314%, (US0001M + 0.690%), 04/25/2035	567,308	0.0
2,000,000	(1),(3)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,635,240	0.0
1,771,515		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.044%, (US0001M + 0.420%), 02/25/2046	1,359,182	0.0
313,838		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	149,319	0.0
2,026,370	(3)	JP Morgan Mortgage Trust 2005-A4 B1, 3.253%, 07/25/2035	1,897,779	0.0
1,018,087	(1),(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.458%, 01/25/2047	928,626	0.0
1,837,178	(1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.765%, 08/25/2047	1,722,200	0.0
1,355,641	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.777%, 12/25/2048	1,253,342	0.0
1,948,573	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.633%, 06/25/2048	1,811,821	0.0
1,875,671	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.633%, 06/25/2048	1,737,332	0.0
2,478,688	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.633%, 06/25/2048	2,132,206	0.0
2,399,300	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.712%, 09/25/2048	2,223,588	0.0
2,068,631	(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.716%, 10/25/2048	1,910,113	0.0
2,792,433	(1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.248%, 02/25/2049	2,533,158	0.0
244,597	(1),(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	240,471	0.0
82,170	(1),(3)	JP Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	81,463	0.0
2,679,155	(1),(3)	JP Morgan Mortgage Trust 2019-6 B1, 4.238%, 12/25/2049	2,486,172	0.0
314,534	(1),(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	299,711	0.0
698,967	(1),(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	661,996	0.0
1,906,025	(1),(3)	JP Morgan Mortgage Trust 2019-9 B2A, 3.417%, 05/25/2050	1,697,850	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,734,901	(1),(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 4.998%, 10/25/2049	1,628,493	0.0
116,187	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	115,426	0.0
921,722	(1),(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	863,012	0.0
329,672	(1),(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	311,684	0.0
334,472	(1),(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	316,180	0.0
761,419	(1),(3)	JP Morgan Mortgage Trust 2020-3 B2, 3.845%, 08/25/2050	674,605	0.0
2,060,675	(1),(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.598%, 12/25/2050	1,762,615	0.0
957,554	(1),(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.513%, 03/25/2051	829,381	0.0
264,809	(1),(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	252,553	0.0
2,257,731	(1),(3)	JP Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	1,756,175	0.0
1,976,661,771	(1),(4)	L Street Securities 2017-PM1 XIO, 0.010%, 10/25/2048	2,681,441	0.0
13,085,944	(4)	Lehman Mortgage Trust 2006-7 2A4, 4.926%, (-1.000*US0001M + 6.550%), 11/25/2036	2,068,125	0.0
8,509,164	(4)	Lehman Mortgage Trust 2006-9 2A5, 4.996%, (-1.000*US0001M + 6.620%), 01/25/2037	1,122,700	0.0
10,250,000	(1)	Mello Warehouse Securitization Trust 2021-1 A, 1.368%, (US0001M + 0.700%), 02/25/2055	10,088,730	0.1
6,150,000	(1)	Mello Warehouse Securitization Trust 2021-1 C, 1.768%, (US0001M + 1.100%), 02/25/2055	6,039,595	0.1
381,140	(1),(3)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	368,814	0.0
4,032,303		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	2,650,568	0.0
1,000,000	(1),(3)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A5A, 2.500%, 12/25/2050	751,182	0.0
10,200,000	(1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 3.826%, (SOFR30A + 2.900%), 02/25/2034	9,738,510	0.1
2,337,495	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	2,267,878	0.0
764,983	(1),(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	739,922	0.0
1,000,000	(1)	Oaktown Re VI Ltd. 2021-1A M1C, 3.926%, (SOFR30A + 3.000%), 10/25/2033	958,037	0.0
6,000,000	(1)	Oaktown Re VII Ltd. 2021-2 M1C, 4.276%, (SOFR30A + 3.350%), 04/25/2034	5,562,925	0.1
192,739	(1),(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	184,992	0.0
381,140	(1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	372,613	0.0
81,830		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	71,546	0.0
1,221,919	(1),(3)	Provident Funding Mortgage Trust 2020-1 B3, 3.262%, 02/25/2050	1,078,545	0.0
10,000,000	(1)	Radnor RE 2021-1 M1C Ltd., 3.626%, (SOFR30A + 2.700%), 12/27/2033	9,377,563	0.1
834,369	(1),(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	793,930	0.0
36,718,013		Seasoned Credit Risk Transfer Trust 2017-4 HT, 3.250%, 06/25/2057	35,514,003	0.4
250,312	(1),(3)	Seasoned Credit Risk Transfer Trust Series 2016-1 M2, 3.750%, 09/25/2055	226,125	0.0
8,466,063		Seasoned Credit Risk Transfer Trust Series 2018-2, 3.500%, 11/25/2057	8,327,960	0.1
2,938,790		Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	2,792,016	0.1
3,627,493		Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	3,438,997	0.1
2,773,681		Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	2,628,950	0.0
3,168,313		Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	3,008,797	0.1
1,884,366		Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	1,790,936	0.0
833,107		Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	791,718	0.0
1,081,096		Seasoned Credit Risk Transfer Trust Series 2019-3 MA, 3.500%, 10/25/2058	1,070,550	0.0
609,585		Seasoned Credit Risk Transfer Trust Series 2019-4 M55D, 4.000%, 02/25/2059	610,573	0.0
32,340,000		Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	29,397,526	0.4
1,072,797	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.772%, 05/25/2045	969,669	0.0
982,625	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.723%, 07/25/2045	833,298	0.0
707,618	(1),(3)	Sequoia Mortgage Trust 2017-5 B3, 3.799%, 08/25/2047	650,927	0.0
228,498	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	222,809	0.0
2,467,537	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.461%, 03/25/2048	2,258,303	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

638,879	(1),(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	591,723	0.0
229,629	(1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	227,887	0.0
1,920,358	(1),(3)	Sequoia Mortgage Trust 2020-2 B2, 3.649%, 03/25/2050	1,711,944	0.0
2,924,888	(1),(3)	Sequoia Mortgage Trust 2020-3 B2, 3.330%, 04/25/2050	2,572,606	0.0
977,064	(1),(3)	Sequoia Mortgage Trust 2021-5 B3, 3.052%, 07/25/2051	799,852	0.0
1,785,330	(1),(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.654%, 10/25/2047	1,666,204	0.0
1,000,000	(1),(3)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	885,853	0.0
2,287,559	(1),(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.736%, 07/25/2048	2,110,470	0.0
412,933	(3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.289%, 10/20/2035	399,177	0.0
185,152	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.521%, 10/25/2036	174,240	0.0
2,450,188	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.467%, 06/25/2034	2,368,558	0.0
1,356,660		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.644%, (US0001M + 0.510%), 08/25/2045	1,304,774	0.0
47,466,229	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.017%, 08/25/2045	213,676	0.0
1,066,379		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.604%, (US0001M + 0.490%), 10/25/2045	1,015,971	0.0
254,480	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.011%, 10/25/2036	244,306	0.0
541,721	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.577%, 11/25/2036	506,018	0.0
656,902	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.387%, 12/25/2036	590,981	0.0
1,518,687	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.387%, 12/25/2036	1,421,249	0.0
846,501	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.853%, 08/25/2046	792,388	0.0
1,231,390	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.196%, 12/25/2036	1,156,927	0.0
338,238	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.913%, 03/25/2037	279,083	0.0
1,082,953		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 2.524%, (US0001M + 0.900%), 11/25/2035	1,011,653	0.0
922,725		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	792,659	0.0
641,660		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	598,359	0.0
273,371		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	261,482	0.0
3,205,688		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.436%, (12MTA + 0.960%), 08/25/2046	2,079,932	0.0
510,015		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.854%, (US0001M + 0.230%), 01/25/2047	480,244	0.0
1,056,597		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 1.944%, (US0001M + 0.320%), 01/25/2047	1,005,641	0.0
485,194		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.054%, (US0001M + 0.430%), 06/25/2037	391,750	0.0
559,431		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	504,073	0.0
151,698	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.870%, 04/25/2036	144,892	0.0
1,946,958	(1),(3)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.509%, 09/25/2049	1,567,649	0.0
620,918	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B3, 3.754%, 08/20/2045	577,959	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

1,012,917	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.754%, 08/20/2045	932,391	0.0

	Total Collateralized Mortgage Obligations
	(Cost $1,488,671,274)		1,372,662,972	16.4

U.S. TREASURY OBLIGATIONS: 12.6%
		U.S. Treasury Bonds: 4.4%
58,000		1.250%,05/15/2050	36,927	0.0
2,699,000		1.375%,11/15/2040	1,944,862	0.0
268,000		1.625%,11/15/2050	188,610	0.0
145,836,300	(2)	2.250%,02/15/2052	120,064,291	1.4
254,230,000	(2)	3.250%,05/15/2042	248,192,038	3.0
			370,426,728	4.4

		U.S. Treasury Notes: 8.2%
100,000		0.125%,10/15/2023	96,441	0.0
25,162,000		0.500%,11/30/2023	24,310,817	0.3
132,000		0.625%,05/15/2030	110,107	0.0
32,536,700		0.875%,01/31/2024	31,489,425	0.4
2,336,000		1.125%,02/15/2031	2,007,683	0.0
8,184,600		1.250%,11/30/2026	7,579,547	0.1
25,131,200		1.250%,09/30/2028	22,513,039	0.3
3,309,100		1.500%,01/31/2027	3,090,066	0.0
17,183,400		1.500%,11/30/2028	15,606,017	0.2
35,565,000	(2)	2.500%,05/31/2024	35,246,860	0.4
38,405,700	(2)	2.625%,05/31/2027	37,684,093	0.4
50,000,000		2.750%,05/15/2025	49,621,094	0.6
984,400		2.750%,04/30/2027	971,211	0.0
7,966,200		2.750%,05/31/2029	7,810,610	0.1
84,768,000		2.875%,06/15/2025	84,436,875	1.0
145,483,400	(2)	2.875%,05/15/2032	143,869,444	1.7
106,151,000		3.000%,06/30/2024	106,213,198	1.3
112,337,000		3.250%,06/30/2027	113,442,817	1.4
			686,099,344	8.2

	Total U.S. Treasury Obligations
	(Cost $1,067,862,168)		1,056,526,072	12.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.0%
		Federal Home Loan Mortgage Corporation: 2.8%(5)
21,883,565		2.000%,09/01/2051	19,048,965	0.2
303,098		2.500%,05/01/2030	297,297	0.0
540,260		2.500%,05/01/2030	530,581	0.0
601,669		2.500%,06/01/2030	590,883	0.0
16,333		2.500%,02/01/2050	14,756	0.0
39,070		2.500%,05/01/2050	35,277	0.0
3,779,418		2.500%,07/01/2050	3,410,749	0.1
2,407,578		2.500%,08/01/2050	2,172,352	0.0
937,673		2.500%,09/01/2050	846,207	0.0
4,584,327		2.500%,10/01/2050	4,137,147	0.1
92,438		2.500%,01/01/2051	83,333	0.0
7,828,787		2.500%,02/01/2052	7,073,371	0.1
7,143,492		2.500%,02/01/2052	6,454,182	0.1
19,863,613		2.500%,04/01/2052	17,926,984	0.2
852,225		3.000%,11/01/2042	815,787	0.0
899,562		3.000%,02/01/2043	861,024	0.0
1,092,773		3.000%,03/01/2045	1,044,000	0.0
800,757		3.000%,03/01/2045	762,529	0.0
2,535,975		3.000%,04/01/2045	2,414,903	0.0
2,800,910		3.000%,04/01/2045	2,669,512	0.0
1,226,014		3.000%,10/01/2046	1,167,244	0.0
10,139,313		3.000%,10/01/2046	9,609,236	0.1
3,792,118		3.000%,03/01/2048	3,595,033	0.1
4,858,547		3.000%,03/01/2048	4,604,653	0.1
11,499,334		3.000%,08/01/2048	10,843,134	0.1
3,961,880		3.500%,01/01/2045	3,882,946	0.1
1,240,804		3.500%,03/01/2045	1,214,720	0.0
6,259,673		3.500%,12/01/2046	6,128,034	0.1
11,002,990		3.500%,12/01/2046	10,771,587	0.1
4,643,774		3.500%,04/01/2047	4,581,027	0.1
3,288,162		3.500%,07/01/2047	3,219,070	0.1
3,041,059		3.500%,10/01/2047	2,979,829	0.0
11,821,864		3.500%,01/01/2048	11,583,303	0.2
1,617,051		3.500%,03/01/2048	1,582,575	0.0
29,211,555		3.500%,03/01/2048	28,596,957	0.4
19,396,270		3.500%,11/01/2048	18,988,348	0.2
2,978		3.550%, (US0012M + 1.773%),05/01/2037	3,088	0.0
340,439		4.000%,10/01/2041	344,852	0.0
654,818		4.000%,12/01/2041	663,316	0.0
1,842,760		4.000%,08/01/2044	1,858,682	0.0
467,744		4.000%,07/01/2045	471,727	0.0
855,517		4.000%,09/01/2045	862,907	0.0
1,182,605		4.000%,09/01/2045	1,192,834	0.0
1,603,241		4.000%,09/01/2045	1,617,098	0.0
10,208,160		4.000%,11/01/2045	10,276,173	0.1
1,154,530		4.000%,05/01/2046	1,164,271	0.0
779,302		4.000%,05/01/2047	786,125	0.0
3,887,151		4.000%,11/01/2047	3,900,313	0.1
256,563		4.000%,03/01/2048	257,904	0.0
4,607,348		4.000%,06/01/2048	4,635,699	0.1
206,349		4.500%,08/01/2041	209,162	0.0
489,787		4.500%,09/01/2041	502,324	0.0
437,330		4.500%,10/01/2041	452,038	0.0
1,075,917		4.500%,03/01/2044	1,109,554	0.0
2,007,277		4.500%,02/01/2048	2,038,038	0.0
300,722		4.500%,06/01/2048	304,135	0.0
40,697		5.000%,01/01/2041	42,665	0.0
220,022		5.000%,04/01/2041	231,348	0.0
15,034		5.500%,07/01/2037	16,179	0.0
942,589		5.500%,11/01/2038	1,014,062	0.0
1,010		6.000%,12/01/2028	1,063	0.0
12,029		6.000%,01/01/2029	12,667	0.0
1,149		6.500%,01/01/2024	1,207	0.0
2,674		6.500%,12/01/2031	2,874	0.0
276,330		6.500%,09/01/2034	295,895	0.0
212		7.000%,03/01/2032	212	0.0
			228,805,947	2.8

		Federal National Mortgage Association: 3.2%(5)
24,783		1.637%, (US0012M + 1.486%),07/01/2035	24,665	0.0
741,000	(6)	2.000%,07/15/2037	691,851	0.0
1,042,499		2.000%,07/01/2051	909,539	0.0
18,737,127		2.000%,11/01/2051	16,405,740	0.2
26,358,045		2.000%,02/01/2052	22,912,981	0.3
6,920,285		2.000%,04/01/2052	6,032,766	0.1
202,775		2.500%,05/01/2050	183,086	0.0
75,846		2.500%,05/01/2050	68,492	0.0
39,733		2.500%,05/01/2050	35,893	0.0
21,213		2.500%,05/01/2050	19,155	0.0
22,652,812		2.500%,06/01/2050	20,586,651	0.2
17,288		2.500%,06/01/2050	15,604	0.0
333,953		2.500%,07/01/2050	301,248	0.0
254,332		2.500%,07/01/2050	229,457	0.0
2,142,980		2.500%,08/01/2050	1,939,404	0.0
786,331		2.500%,08/01/2050	710,980	0.0
119,543		2.500%,08/01/2050	107,765	0.0
25,864,320		2.500%,08/01/2050	23,567,130	0.3
235,252		2.500%,09/01/2050	212,230	0.0
31,058		2.500%,09/01/2050	28,118	0.0
92,436		2.500%,09/01/2050	83,462	0.0
1,073,724		2.500%,09/01/2050	969,211	0.0
4,909,442		2.500%,10/01/2050	4,429,858	0.1
3,891,838		2.500%,05/01/2051	3,521,680	0.0
42,269,633		2.500%,06/01/2051	38,183,849	0.5
4,699,254		2.500%,09/01/2051	4,258,860	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

18,459,925		2.500%,12/01/2051	16,732,910	0.2
12,510,611		2.500%,02/01/2052	11,276,199	0.1
22,483,024		3.000%,05/01/2052	21,027,635	0.3
49,381,636		3.000%,05/01/2052	46,146,321	0.6
2,733,864		3.500%,01/01/2044	2,676,998	0.0
3,404,404		4.000%,12/01/2046	3,417,413	0.0
9,951,594		4.000%,05/01/2052	9,883,534	0.1
1,277,916		4.500%,09/01/2047	1,349,203	0.0
9,434,779		5.000%,08/01/2056	10,049,657	0.1
67,068		6.000%,05/01/2038	69,865	0.0
			269,059,410	3.2

		Government National Mortgage Association: 3.7%
10,432,568		2.500%,03/20/2051	9,588,414	0.1
24,514,406		2.500%,04/20/2051	22,531,383	0.3
6,138,657		2.500%,04/20/2051	5,590,254	0.1
8,398,297		2.500%,05/20/2051	7,721,055	0.1
11,028,193		2.500%,08/20/2051	10,116,176	0.1
9,352,430		2.500%,09/20/2051	8,595,071	0.1
15,871,241		2.500%,04/20/2052	14,557,730	0.2
71,606,000	(6)	2.500%,07/15/2052	65,553,056	0.8
6,880,965		3.000%,10/20/2049	6,533,030	0.1
3,550,419		3.000%,11/20/2049	3,370,624	0.0
4,791,525		3.000%,10/20/2051	4,582,476	0.1
3,055,650		3.000%,10/20/2051	2,889,158	0.0
2,932,658		3.000%,11/20/2051	2,804,683	0.0
2,120,000	(6)	3.000%,07/15/2052	1,999,259	0.0
3,369,029		3.500%,07/20/2046	3,302,226	0.0
635,678		3.500%,07/20/2046	628,186	0.0
1,019,281		3.500%,10/20/2046	1,007,203	0.0
467,530		3.500%,02/20/2047	458,546	0.0
392,918		3.500%,03/20/2047	387,705	0.0
344,903		3.500%,07/20/2047	339,632	0.0
852,075		3.500%,08/20/2047	842,008	0.0
929,893		3.500%,09/20/2047	918,933	0.0
7,139,173		3.500%,12/20/2047	7,054,575	0.1
4,260,489		3.500%,01/20/2048	4,210,001	0.1
3,714,270		3.500%,02/20/2048	3,670,252	0.0
6,890,052		3.500%,02/20/2048	6,808,411	0.1
17,529,329		3.500%,03/20/2048	17,321,593	0.2
702,241		3.500%,03/20/2048	692,919	0.0
129,710		4.000%,11/20/2040	131,951	0.0
754,119		4.000%,03/20/2046	763,445	0.0
9,604,727		4.000%,09/20/2047	9,682,919	0.1
4,744,573		4.000%,02/20/2050	4,762,476	0.1
80,000,000	(6)	4.000%,07/15/2052	79,673,438	1.0
170,004		4.500%,10/15/2039	177,423	0.0
125,271		4.500%,11/15/2039	131,128	0.0
125,239		4.500%,11/15/2039	131,095	0.0
43,111		4.500%,12/15/2039	45,001	0.0
38,213		4.500%,08/20/2041	39,972	0.0
708,893		4.500%,09/15/2047	732,000	0.0
			310,345,407	3.7

		Uniform Mortgage-Backed Securities: 12.3%
27,808,405		2.000%,05/01/2051	24,253,283	0.3
36,681,842		2.000%,05/01/2051	31,996,565	0.4
12,990,930		2.000%,05/01/2051	11,367,635	0.1
5,431,892		2.000%,08/01/2051	4,737,448	0.1
10,311,720		2.000%,10/01/2051	8,978,825	0.1
1,038,335		2.000%,11/01/2051	904,353	0.0
2,268,191		2.000%,11/01/2051	1,978,216	0.0
10,077,782		2.000%,12/01/2051	8,789,331	0.1
5,379,103		2.000%,01/01/2052	4,712,493	0.1
9,217,719		2.000%,02/01/2052	8,039,114	0.1
12,905,793		2.000%,02/01/2052	11,255,758	0.1
4,818,000		2.000%,02/01/2052	4,201,963	0.1
29,444,619		2.000%,02/01/2052	25,679,706	0.3
15,330,511		2.000%,02/01/2052	13,375,172	0.2
5,226,833		2.000%,02/01/2052	4,543,452	0.1
9,777,316		2.000%,02/01/2052	8,527,145	0.1
12,816,482		2.000%,02/01/2052	11,181,700	0.1
6,482,799		2.000%,03/01/2052	5,653,895	0.1
5,141,666		2.000%,03/01/2052	4,484,236	0.1
874,113		2.500%,05/01/2030	857,655	0.0
1,679,347		2.500%,06/01/2030	1,647,727	0.0
1,257,956		2.500%,06/01/2030	1,234,273	0.0
761,519		2.500%,07/01/2030	747,177	0.0
25,582		2.500%,04/01/2050	23,115	0.0
29,086,742		2.500%,01/01/2052	26,290,738	0.3
4,905,203		2.500%,02/01/2052	4,442,636	0.1
4,640,424		2.500%,02/01/2052	4,208,209	0.1
33,311,652		2.500%,03/01/2052	30,139,959	0.4
7,349,282		2.500%,03/01/2052	6,642,676	0.1
10,832,745		2.500%,03/01/2052	9,782,384	0.1
8,749,000	(6)	2.500%,07/15/2052	7,870,682	0.1
1,158,108		3.000%,08/01/2030	1,154,656	0.0
592,563		3.000%,09/01/2030	590,795	0.0
1,997,642		3.000%,04/01/2043	1,909,513	0.0
1,678,211		3.000%,07/01/2043	1,603,306	0.0
562,828		3.000%,08/01/2043	538,156	0.0
356,706		3.000%,09/01/2043	340,981	0.0
5,841,009		3.000%,04/01/2045	5,562,542	0.1
2,588,345		3.000%,08/01/2046	2,453,908	0.0
1,121,882		3.000%,08/01/2046	1,063,551	0.0
799,866		3.000%,11/01/2046	757,549	0.0
1,805,591		3.000%,12/01/2046	1,714,362	0.0
7,165,529		3.000%,12/01/2046	6,791,085	0.1
13,359,030		3.000%,01/01/2047	12,647,061	0.2
3,217,407		3.000%,02/01/2047	3,045,297	0.0
3,778,943		3.000%,03/01/2047	3,576,965	0.1
3,183,485		3.000%,07/01/2047	3,016,143	0.0
23,980,694		3.000%,10/01/2050	22,460,215	0.3
2,313,234		3.000%,03/01/2051	2,159,922	0.0
49,309,285		3.000%,01/01/2052	46,226,621	0.6
6,170,557		3.000%,01/01/2052	5,815,408	0.1
5,445,586		3.000%,02/01/2052	5,116,157	0.1
13,390,640		3.000%,02/01/2052	12,542,342	0.2
6,614,026		3.000%,02/01/2052	6,201,421	0.1
6,865,064		3.000%,02/01/2052	6,440,520	0.1
6,839,611		3.000%,02/01/2052	6,430,683	0.1
4,338,849		3.000%,02/01/2052	4,075,908	0.1
12,189,534		3.000%,03/01/2052	11,435,721	0.1
19,471,089		3.000%,03/01/2052	18,230,056	0.2
16,689,479		3.500%,06/01/2034	16,687,563	0.2
2,119,202		3.500%,10/01/2042	2,083,172	0.0
996,607		3.500%,04/01/2043	979,656	0.0
2,896,285		3.500%,08/01/2043	2,847,023	0.0
1,798,300		3.500%,03/01/2044	1,760,016	0.0
209,479		3.500%,01/01/2046	204,895	0.0
159,134		3.500%,02/01/2046	155,649	0.0
317,877		3.500%,02/01/2046	310,920	0.0
13,014,824		3.500%,08/01/2046	12,729,979	0.2
859,772		3.500%,08/01/2047	841,037	0.0
1,157,349		3.500%,09/01/2047	1,129,775	0.0
15,129,577		3.500%,11/01/2047	14,803,094	0.2
440,847		3.500%,12/01/2047	430,293	0.0
944,302		3.500%,02/01/2048	921,766	0.0
917,925		3.500%,05/01/2048	897,066	0.0
9,046,237		3.500%,07/01/2048	8,848,780	0.1
2,176,867		3.500%,10/01/2049	2,129,245	0.0
2,961,511		3.500%,02/01/2052	2,865,361	0.0
112,703		4.000%,03/01/2042	113,784	0.0
128,033		4.000%,07/01/2042	129,571	0.0
991,320		4.000%,07/01/2042	1,003,264	0.0
316,896		4.000%,07/01/2042	314,405	0.0
478,721		4.000%,09/01/2043	482,934	0.0
9,721,890		4.000%,01/01/2045	9,820,917	0.1
1,093,735		4.000%,01/01/2045	1,099,980	0.0
996,287		4.000%,03/01/2045	1,003,936	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

3,497,392		4.000%,05/01/2045	3,524,157	0.1
967,881		4.000%,06/01/2045	975,311	0.0
1,029,480		4.000%,11/01/2045	1,037,364	0.0
2,988,493		4.000%,02/01/2046	3,011,435	0.0
5,169,492		4.000%,07/01/2047	5,193,214	0.1
1,397,113		4.000%,08/01/2047	1,398,875	0.0
472,134		4.000%,08/01/2047	472,861	0.0
138,945		4.000%,03/01/2048	138,967	0.0
559,907		4.000%,03/01/2048	561,439	0.0
3,749,384		4.000%,09/01/2048	3,759,465	0.1
9,850,028		4.000%,04/01/2049	9,855,884	0.1
202,156,000	(6)	4.000%,07/15/2052	199,403,994	2.4
1,179,749		4.250%,11/01/2043	1,202,155	0.0
100,811		4.500%,11/01/2040	104,100	0.0
241,556		4.500%,11/01/2040	249,458	0.0
1,486,799		4.500%,11/01/2040	1,535,305	0.0
4,352		4.500%,12/01/2040	4,494	0.0
2,460		4.500%,12/01/2040	2,540	0.0
3,168		4.500%,01/01/2041	3,271	0.0
4,468		4.500%,01/01/2041	4,614	0.0
183,476		4.500%,10/01/2041	189,151	0.0
260,083		4.500%,10/01/2044	262,957	0.0
477,553		4.500%,12/01/2045	487,814	0.0
2,378,060		4.500%,04/01/2047	2,427,625	0.0
1,968,060		4.500%,04/01/2047	2,008,881	0.0
1,270,366		4.500%,04/01/2047	1,291,735	0.0
277,708		4.500%,04/01/2047	280,091	0.0
1,215,826		4.500%,05/01/2047	1,248,078	0.0
1,181,984		4.500%,05/01/2047	1,201,752	0.0
1,169,907		4.500%,05/01/2047	1,200,942	0.0
1,050,654		4.500%,05/01/2047	1,077,440	0.0
863,069		4.500%,05/01/2047	881,317	0.0
402,305		4.500%,06/01/2047	407,954	0.0
918,927		4.500%,06/01/2047	939,399	0.0
614,740		4.500%,06/01/2047	623,662	0.0
1,838,809		4.500%,07/01/2047	1,872,994	0.0
104,970		4.500%,08/01/2047	106,007	0.0
207,586,000	(6)	4.500%,07/15/2052	208,437,426	2.5
61,496		5.000%,06/01/2033	64,711	0.0
13,219		5.000%,09/01/2033	13,748	0.0
39,896		5.000%,11/01/2033	41,975	0.0
13,668		5.000%,03/01/2034	14,377	0.0
12,040		5.000%,03/01/2034	12,429	0.0
88,005		5.000%,02/01/2035	92,599	0.0
56,635		5.000%,06/01/2035	59,598	0.0
3,339		5.000%,06/01/2035	3,514	0.0
33,981		5.000%,07/01/2035	35,761	0.0
239,208		5.000%,08/01/2035	251,778	0.0
274,956		5.000%,10/01/2035	289,387	0.0
10,861		5.000%,10/01/2035	11,373	0.0
156,029		5.000%,02/01/2036	164,367	0.0
2,270		5.000%,03/01/2036	2,391	0.0
29,677		5.000%,03/01/2036	31,249	0.0
4,561		5.000%,05/01/2036	4,805	0.0
3,194		5.000%,06/01/2036	3,363	0.0
128,223		5.000%,07/01/2036	134,906	0.0
62,792		5.000%,11/01/2040	66,146	0.0
40,007		5.000%,05/01/2041	42,153	0.0
226,382		5.000%,06/01/2041	237,147	0.0
119,960		5.000%,06/01/2041	126,392	0.0
80,611		5.500%,03/01/2037	85,943	0.0
86,820		5.500%,06/01/2039	93,331	0.0
739,466		5.500%,10/01/2039	794,957	0.0
39,132		6.000%,09/01/2036	41,165	0.0
202		6.500%,02/01/2028	212	0.0
479		6.500%,09/01/2031	516	0.0
127		6.500%,09/01/2031	133	0.0
13,412		6.500%,11/01/2031	14,229	0.0
5,198		6.500%,04/01/2032	5,460	0.0
3,736		6.500%,08/01/2032	3,924	0.0
1,156		6.500%,08/01/2032	1,228	0.0
4,833		7.000%,12/01/2027	4,860	0.0
779		7.000%,10/01/2031	786	0.0
565		7.000%,03/01/2032	573	0.0
671		7.500%,09/01/2030	722	0.0
2,130		7.500%,09/01/2031	2,292	0.0
12,284		7.500%,02/01/2032	13,080	0.0
			1,027,194,154	12.3

	Total U.S. Government Agency Obligations
	(Cost $1,886,178,205)		1,835,404,918	22.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.3%
5,310,000	(1),(7)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	5,214,235	0.1
4,656,000	(1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	3,821,612	0.1
31,749,960	(3),(4)	BANK 2017-BNK4 XA, 1.489%, 05/15/2050	1,527,724	0.0
167,655,000	(3),(4)	BANK 2017-BNK8 XB, 0.221%, 11/15/2050	1,461,541	0.0
3,600,000	(1)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	2,627,859	0.0
184,279,265	(3),(4)	BANK 2018-BNK14 XA, 0.642%, 09/15/2060	4,207,473	0.1
19,110,000	(1),(3),(4)	BANK 2018-BNK14 XD, 1.761%, 09/15/2060	1,547,575	0.0
23,959,917	(3),(4)	BANK 2019-BNK16 XA, 1.103%, 02/15/2052	1,151,532	0.0
99,685,514	(3),(4)	BANK 2019-BNK19 XA, 1.087%, 08/15/2061	5,253,990	0.1
6,195,144	(3),(4)	BANK 2020-BNK30 XA, 1.428%, 12/15/2053	490,168	0.0
92,840,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	1,634,318	0.0
8,200,000	(1)	BBCMS Trust 2021-AGW E, 4.474%, (US0001M + 3.150%), 06/15/2036	7,735,559	0.1
20,364,780	(3),(4)	BBCMS Trust 2021-C10 XA, 1.426%, 07/15/2054	1,674,723	0.0
3,228,254	(1)	BCRR 2016-FRR3 E Trust, 2.736%, (US0001M + 18.348%), 05/26/2026	2,829,100	0.0
53,402,336	(3),(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.179%, 08/15/2052	2,618,827	0.0
36,265,355	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.202%, 03/15/2052	1,921,291	0.0
92,509,533	(3),(4)	Benchmark 2020-B17 XA Mortgage Trust, 1.539%, 03/15/2053	6,222,362	0.1
110,210,496	(3),(4)	Benchmark 2020-B19 XA Mortgage Trust, 1.887%, 09/15/2053	9,976,441	0.1
60,108,129	(3),(4)	Benchmark 2020-B20 XA Mortgage Trust, 1.735%, 10/15/2053	5,279,096	0.1
47,548,458	(3),(4)	Benchmark 2020-B21 xa Mortgage Trust, 1.567%, 12/17/2053	4,083,511	0.1
4,959,444	(3),(4)	Benchmark 2021-B28 XA Mortgage Trust, 1.400%, 08/15/2054	404,908	0.0
11,041,000	(1),(7)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	7,621,942	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

8,000,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.208%, 05/25/2052	6,097,560	0.1
5,414,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.520%, 05/25/2052	4,376,688	0.1
4,000,000	(1)	BX Commercial Mortgage Trust 2021-IRON E, 3.674%, (US0001M + 2.350%), 02/15/2038	3,704,603	0.0
10,000,000	(1)	Cascade Funding Mortgage Trust 2021-FRR1 AK99, 4.700%, 09/29/2029	7,115,845	0.1
87,442,836	(3),(4)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.141%, 11/15/2050	3,712,950	0.0
21,130,204	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.504%, 08/10/2049	886,156	0.0
45,113,000	(1),(3),(4)	CD 2016-CD1 Mortgage Trust XB, 0.831%, 08/10/2049	1,096,221	0.0
31,988,340	(3),(4)	CD 2017-CD4 Mortgage Trust XA, 1.389%, 05/10/2050	1,462,982	0.0
36,702,827	(3),(4)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.054%, 07/10/2049	2,121,515	0.0
77,615,825	(3),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.225%, 10/12/2050	3,260,738	0.0
39,324,669	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.023%, 09/15/2050	1,425,918	0.0
77,740,478	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.690%, 06/10/2051	2,427,334	0.0
1,717,416	(3),(4)	COMM 2012-CR2 XA, 1.536%, 08/15/2045	687	0.0
25,834,422	(3),(4)	COMM 2012-CR4 XA, 1.817%, 10/15/2045	21,529	0.0
27,260,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.768%, 10/15/2045	62,064	0.0
4,640,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 5.063%, 08/10/2046	4,353,583	0.1
9,645,000	(1),(3)	COMM 2013-CR10 F Mortgage Trust, 5.063%, 08/10/2046	8,662,900	0.1
95,749,984	(1),(3),(4)	COMM 2015-PC1 XA, 0.558%, 07/10/2050	889,537	0.0
60,968,681	(3),(4)	COMM 2016-CR28 XA, 0.776%, 02/10/2049	1,109,587	0.0
33,424,578	(3),(4)	COMM 2017-COR2 XA, 1.310%, 09/10/2050	1,583,942	0.0
8,261,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	7,236,472	0.1
4,340,000	(1),(3)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.242%, 11/15/2050	3,419,226	0.0
3,120,000	(1)	CSWF 2021-SOP2 D, 3.641%, (US0001M + 2.317%), 06/15/2034	2,932,276	0.0
8,000,000	(1)	CSWF 2021-SOP2 E, 4.691%, (US0001M + 3.367%), 06/15/2034	7,495,238	0.1
4,460,000	(1),(3)	DBJPM 16-C3 Mortgage Trust, 3.624%, 08/10/2049	3,471,436	0.0
7,145,351	(1),(8)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	7,137,449	0.1
15,749,370		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	2,537,505	0.0
10,411,947	(1),(3),(4)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	675,297	0.0
9,307,657	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 3.727%, 05/25/2040	14	0.0
31,879,545	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.645%, 05/25/2041	400,957	0.0
9,768,327	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.477%, 01/25/2030	805,232	0.0
23,389,332	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	2,472,006	0.0
68,691,921	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.697%, 04/25/2030	6,745,389	0.1
101,219,742	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.026%, 09/25/2030	6,171,909	0.1
41,023,920	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.865%, 12/25/2030	2,118,328	0.0
13,334,229	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.630%, 05/25/2035	1,874,345	0.0
76,786,805	(3),(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.528%, 04/25/2030	1,753,062	0.0
1,895,403	(1),(4)	FREMF 2017-K64 X2A Mortgage Trust, 0.100%, 05/25/2050	6,827	0.0
7,057,744	(1)	FREMF 2018-KBF2 C Mortgage Trust, 5.620%, (US0001M + 4.500%), 10/25/2025	6,915,745	0.1
4,981,479	(1)	FREMF 2019-KBF3 C Mortgage Trust, 5.870%, (US0001M + 4.750%), 01/25/2029	4,973,813	0.1
5,000,000	(1),(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.954%, 02/27/2050	4,776,704	0.1
5,000,000	(1),(3),(9)	FRR Re-REMIC Trust 2018-C1 C725, 0.370%, 02/27/2050	4,509,712	0.1
8,971,340	(1),(3),(9)	FRR Re-REMIC Trust 2018-C1 CK43, 0.660%, 02/27/2048	7,574,759	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

10,325,000	(1)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.750%, 09/27/2051	9,183,114	0.1
11,599,000	(1)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	9,288,863	0.1
8,825,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	7,463,581	0.1
10,728,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	8,858,476	0.1
8,727,000	(1)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	7,426,870	0.1
7,409,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	4,691,095	0.1
8,821,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	7,278,370	0.1
8,724,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	6,896,571	0.1
12,584,000	(1)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.890%, 11/29/2050	9,780,433	0.1
15,763,000	(1)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.190%, 11/29/2050	11,243,591	0.1
18,282,000	(1),(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	15,076,976	0.2
12,445,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.820%, 01/29/2052	9,770,463	0.1
13,548,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.280%, 01/27/2052	9,287,046	0.1
7,076,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.460%, 08/27/2050	6,214,555	0.1
7,212,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.640%, 05/27/2048	6,105,263	0.1
8,725,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.080%, 11/27/2049	6,483,506	0.1
6,092,000	(1),(4)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	4,584,185	0.1
7,095,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.500%, 01/27/2052	4,554,679	0.1
7,080,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.520%, 01/29/2052	6,063,334	0.1
9,559,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.140%, 12/27/2045	9,239,761	0.1
5,698,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.560%, 10/27/2047	4,946,280	0.1
7,208,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.720%, 05/27/2048	5,974,073	0.1
2,380,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.180%, 12/27/2045	2,278,883	0.0
3,796,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.610%, 01/29/2052	3,171,419	0.0
4,400,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 3.424%, (US0001M + 2.100%), 07/15/2035	3,804,791	0.1
43,667,573	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.179%, 11/10/2046	424,492	0.0
54,372,330	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.096%, 06/10/2047	656,502	0.0
58,189,780	(3),(4)	GS Mortgage Securities Trust 2016-GS4 XA, 0.694%, 11/10/2049	1,139,580	0.0
68,477,571	(3),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.164%, 05/10/2050	2,801,921	0.0
77,798,303	(3),(4)	GS Mortgage Securities Trust 2019-GC38 XA, 1.115%, 02/10/2052	3,734,455	0.1
2,400,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.742%, 07/15/2046	2,312,565	0.0
10,161,224	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 0.552%, 06/15/2045	15	0.0
7,345,454	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 E, 3.744%, 12/15/2046	6,704,844	0.1
78,589,727	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.724%, 12/15/2049	1,593,819	0.0
6,363,797	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.358%, 11/15/2045	6,188,789	0.1
7,840,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.049%, 01/15/2047	7,320,687	0.1
6,470,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	5,093,729	0.1
8,562,253	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.796%, 04/15/2047	64,868	0.0
1,205,058	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.095%, 10/15/2048	21,888	0.0
649,297	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.637%, 11/15/2038	1	0.0
589,782	(1)	Life 2021-BMR F Mortgage Trust, 3.674%, (US0001M + 2.350%), 03/15/2038	551,022	0.0
37,197,686	(1),(3),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.943%, 03/10/2050	831,404	0.0
6,472,490	(1)	MBRT 2019-MBR H1, 5.574%, (US0001M + 4.000%), 11/15/2036	6,003,422	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

3,000,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.737%, 11/15/2045	2,912,248	0.0
4,340,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 5.059%, 11/15/2046	3,995,499	0.1
66,576,962	(3),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.103%, 12/15/2047	1,149,335	0.0
14,914,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	16,090,979	0.2
31,749,281	(3),(4)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.349%, 06/15/2054	2,278,547	0.0
38,410,721	(3),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.915%, 12/15/2050	1,278,770	0.0
102,000,000		RFM 2022-WF1, 3.750%, 05/27/2027	102,000,000	1.2
5,280,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.606%, 12/10/2045	4,979,081	0.1
2,000,000	(1)	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 2.500%, 04/15/2054	1,303,946	0.0
6,000,000	(1),(7)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	5,771,346	0.1
1,396,523	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.703%, 11/15/2044	1,392,306	0.0
1,571,402	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.491%, 08/15/2045	52	0.0
5,608,078	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.978%, 11/15/2045	13,144	0.0
12,946,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.371%, 03/15/2045	11,444,920	0.1
3,920,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	3,542,436	0.0
2,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	1,765,506	0.0
73,293,245	(3),(4)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.940%, 11/15/2047	1,129,357	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $632,506,303)		605,839,480	7.3

ASSET-BACKED SECURITIES: 10.4%
		Automobile Asset-Backed Securities: 0.3%
5,050,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	4,928,816	0.1
1,500,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,500,801	0.0
550,000		Drive Auto Receivables Trust 2021-2 D, 1.390%, 03/15/2029	506,331	0.0
3,250,000	(1)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	3,044,250	0.0
54,080		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	54,103	0.0
4,550,000		Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	4,454,165	0.1
6,050,000	(1)	Westlake Automobile Receivables Trust 2021-2A C, 0.890%, 07/15/2026	5,730,328	0.1
			20,218,794	0.3

		Credit Card Asset-Backed Securities: 0.0%
600,000		Synchrony Credit Card Master Note Trust 2017-2 C, 3.010%, 10/15/2025	598,293	0.0

		Home Equity Asset-Backed Securities: 0.1%
3,062,024	(1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,494,447	0.0
5,162,865		Freddie Mac Structured Pass Through Certificates T-31 A7, 1.874%, (US0001M + 0.250%), 05/25/2031	5,146,100	0.1
2,824,967	(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	1,301,696	0.0
146,423	(3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.661%, 12/25/2036	118,257	0.0
537,453		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 1.944%, (US0001M + 0.160%), 02/25/2037	510,861	0.0
650,542		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 2.084%, (US0001M + 0.230%), 02/25/2037	610,505	0.0
1,362,302	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,356,883	0.0
			11,538,749	0.1

		Other Asset-Backed Securities: 8.8%
9,500,000	(1)	AGL CLO 5 Ltd. 2020-5A A1R, 2.223%, (US0003M + 1.160%), 07/20/2034	9,230,799	0.1
6,750,000	(1)	AIG CLO 2021-1A C, 2.886%, (US0003M + 1.750%), 04/22/2034	6,134,947	0.1
3,000,000	(1)	Aimco CLO 11 Ltd. 2020-11A AR, 2.174%, (US0003M + 1.130%), 10/17/2034	2,889,693	0.0
1,047,195	(1),(3),(4),(8)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	–	–
1,850,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.988%, (US0003M + 1.950%), 04/14/2029	1,784,319	0.0
10,000,000	(1)	Apidos CLO XXXV 2021-35A C, 2.713%, (US0003M + 1.650%), 04/20/2034	9,205,660	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

4,405,500	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	4,289,227	0.1
2,029,500	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	1,901,219	0.0
1,243,227	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	1,205,523	0.0
2,903,875	(1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	2,784,581	0.0
7,172,250	(1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	6,476,061	0.1
3,890,000	(1)	Babson CLO Ltd. 2017-1A A2, 2.394%, (US0003M + 1.350%), 07/18/2029	3,790,264	0.0
6,361,000	(1)	Babson CLO Ltd. 2018-3A A2, 2.363%, (US0003M + 1.300%), 07/20/2029	6,228,055	0.1
3,750,000	(1)	Barings Clo Ltd. 2019-4A C, 3.844%, (US0003M + 2.800%), 01/15/2033	3,667,545	0.0
8,120,000	(1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	7,270,811	0.1
6,500,000	(1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 3.213%, (US0003M + 2.150%), 01/20/2032	6,142,253	0.1
13,900,000	(1)	Benefit Street Partners CLO Ltd. 2021-23A A1, 2.264%, (US0003M + 1.080%), 04/25/2034	13,383,212	0.2
4,600,000	(1)	Benefit Street Partners CLO Ltd. 2021-23A C, 3.384%, (US0003M + 2.200%), 04/25/2034	4,285,369	0.1
450,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 2.263%, (US0003M + 1.200%), 01/20/2031	431,946	0.0
5,000,000	(1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 2.213%, (US0003M + 1.150%), 04/20/2031	4,784,600	0.1
7,550,000	(1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A1R, 2.214%, (US0003M + 1.170%), 10/15/2034	7,293,995	0.1
2,000,000	(1)	BlueMountain CLO 2014-2A A2R2 Ltd., 2.463%, (US0003M + 1.400%), 10/20/2030	1,921,220	0.0
5,350,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 3.044%, (US0003M + 2.000%), 04/15/2034	4,928,249	0.1
6,483,750	(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	6,157,842	0.1
7,570,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 2.233%, (US0003M + 1.170%), 07/20/2034	7,305,875	0.1
4,400,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 3.063%, (US0003M + 2.000%), 07/20/2034	3,963,291	0.0
6,600,000	(1)	California Street CLO IX L.P. 2012-9A CR3, 3.544%, (US0003M + 2.500%), 07/16/2032	6,358,572	0.1
3,250,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 2.174%, (US0003M + 1.130%), 04/17/2031	3,105,430	0.0
8,900,000	(1)	CARLYLE US CLO 2021-1A A1 Ltd., 2.184%, (US0003M + 1.140%), 04/15/2034	8,625,809	0.1
10,000,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 3.184%, (US0003M + 2.000%), 07/23/2034	9,185,140	0.1
21,700,000	(1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 2.344%, (US0003M + 1.160%), 07/23/2034	20,953,129	0.3
12,400,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1R, 2.194%, (US0003M + 1.150%), 10/17/2034	11,995,624	0.1
11,200,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 2.494%, (US0003M + 1.450%), 10/17/2034	10,632,563	0.1
37,149		Chase Funding Trust Series 2003-5 2A2, 2.224%, (US0001M + 0.600%), 07/25/2033	34,751	0.0
3,000,000	(1)	CIFC Funding 2019-6A A2 Ltd., 2.794%, (US0003M + 1.750%), 01/16/2033	2,934,129	0.0
1,600,000	(1)	CIFC Funding Ltd. 2022-1A A, 1.749%, (TSFR3M + 1.320%), 04/17/2035	1,536,050	0.0
2,732,763	(1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	2,445,996	0.0
8,663,095	(1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	7,656,214	0.1
10,156,213	(1)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	9,110,185	0.1
4,619,375	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	4,323,599	0.1
2,382,625	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,307,346	0.0
15,721,000	(1)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	13,003,633	0.2
2,557,250	(1)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,485,501	0.0
10,948,000	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	9,944,075	0.1
11,682,000	(1)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	10,016,769	0.1
5,659,875	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	5,434,561	0.1
5,422,750	(1)	Driven Brands Funding LLC 2021-1A A2, 2.791%, 10/20/2051	4,542,358	0.1
2,256,000	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,231,816	0.0
6,400,000	(1)	Dryden 49 Senior Loan Fund 2017-49A CR, 3.094%, (US0003M + 2.050%), 07/18/2030	6,114,214	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

11,400,000	(1)	Dryden 75 CLO Ltd. 2019-75A CR2, 2.844%, (US0003M + 1.800%), 04/15/2034	10,504,553	0.1
8,850,000	(1)	Dryden 78 CLO Ltd. 2020-78A A, 2.224%, (US0003M + 1.180%), 04/17/2033	8,615,227	0.1
8,000,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 2.313%, (US0003M + 1.250%), 01/20/2030	7,716,200	0.1
4,228,050	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,107,695	0.1
3,469,879	(1)	Helios Issuer LLC 2021-A A4, 1.800%, 02/20/2048	3,032,642	0.0
4,337,515	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	4,110,190	0.1
682,871	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	681,732	0.0
645,878	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	638,743	0.0
1,631,485	(1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	1,621,114	0.0
3,570,822	(1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	3,409,637	0.0
2,591,685	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	2,392,556	0.0
6,000,000	(1)	Kayne CLO 6 Ltd. 2019-6A A2, 2.913%, (US0003M + 1.850%), 01/20/2033	5,861,274	0.1
7,130,000	(1)	Kayne CLO I Ltd. 2018-1A CR, 2.794%, (US0003M + 1.750%), 07/15/2031	6,698,920	0.1
6,000,000	(1)	LCM 26A A2 Ltd., 2.313%, (US0003M + 1.250%), 01/20/2031	5,781,720	0.1
5,000,000	(1)	LCM XVIII L.P. 18A A2R, 2.283%, (US0003M + 1.220%), 04/20/2031	4,805,875	0.1
11,900,000	(1)	LCM XXIV Ltd. 24A CR, 2.963%, (US0003M + 1.900%), 03/20/2030	11,236,016	0.1
6,570,506	(1)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	5,858,183	0.1
5,719,118	(1)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	4,960,694	0.1
9,136,165	(1)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	7,825,330	0.1
6,150,000	(1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 3.044%, (US0003M + 2.000%), 04/19/2033	5,797,574	0.1
6,250,000	(1)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 2.444%, (US0003M + 1.400%), 10/15/2032	5,830,388	0.1
1,400,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 2.863%, (US0003M + 1.800%), 04/20/2030	1,313,719	0.0
1,202,530	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,201,338	0.0
2,993,898	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	2,979,163	0.0
1,100,000	(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,070,645	0.0
3,200,000	(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,090,704	0.0
2,482,000	(1),(3)	Mill City Mortgage Trust 2015-2 B2, 3.576%, 09/25/2057	2,350,271	0.0
767,018	(1)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	749,726	0.0
3,918,784	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	3,691,107	0.0
2,864,860	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,766,996	0.0
4,667,905	(1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	4,501,105	0.1
1,192,708	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,157,998	0.0
3,321,595	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	3,030,291	0.0
4,497,536	(1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	4,147,347	0.1
8,843,528	(1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	7,675,267	0.1
3,861,641	(1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	3,338,610	0.0
1,728,714	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,643,031	0.0
2,000,000	(1)	Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A A, 1.548%, (TSFR3M + 1.300%), 04/14/2035	1,926,774	0.0
5,750,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.944%, (US0003M + 1.900%), 01/18/2034	5,388,020	0.1
3,500,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 3.094%, (US0003M + 2.050%), 07/15/2029	3,308,648	0.0
4,060,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.394%, (US0003M + 1.350%), 07/19/2030	3,928,131	0.0
6,000,000	(1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 3.161%, (US0003M + 1.750%), 02/14/2031	5,544,552	0.1
7,830,000	(1)	OHA Credit Funding 2019-3A AR Ltd., 2.203%, (US0003M + 1.140%), 07/02/2035	7,611,418	0.1
10,250,000	(1)	OHA Credit Funding 2020-6A AR Ltd., 2.203%, (US0003M + 1.140%), 07/20/2034	9,949,173	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

6,650,000	(1)	OHA Credit Funding 4 Ltd. 2019-4A AR, 2.286%, (US0003M + 1.150%), 10/22/2036	6,451,118	0.1
7,000,000	(1)	OHA Credit Funding 7 Ltd. 2020-7A AR, 2.146%, (TSFR3M + 1.300%), 02/24/2037	6,808,724	0.1
6,700,000	(1)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.944%, (US0003M + 1.900%), 07/19/2035	6,262,952	0.1
10,700,000	(1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 3.278%, (US0003M + 1.800%), 02/20/2034	9,969,543	0.1
2,597,950	(1)	Pagaya AI Debt Selection Trust 2021-3 A, 1.150%, 05/15/2029	2,527,314	0.0
3,518,570	(1)	Pagaya AI Debt Selection Trust 2021-HG1 A, 1.220%, 01/16/2029	3,347,063	0.0
8,753,211	(1)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	8,456,798	0.1
5,800,000	(1)	Palmer Square CLO 2021-1A B Ltd., 2.763%, (US0003M + 1.700%), 04/20/2034	5,353,116	0.1
7,550,000	(1)	Palmer Square CLO 2021-3A A2 Ltd., 1.633%, (US0003M + 1.400%), 01/15/2035	7,211,171	0.1
193,837	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.549%, 01/25/2036	189,795	0.0
4,923,750	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	4,670,327	0.1
9,150,000	(1)	Rockland Park CLO Ltd. 2021-1A C, 2.963%, (US0003M + 1.900%), 04/20/2034	8,517,012	0.1
660,080	(1)	SoFi Consumer Loan Program 2019-2 C Trust, 3.460%, 04/25/2028	660,278	0.0
2,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	1,973,416	0.0
3,358,981	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	3,346,282	0.0
1,300,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	1,288,157	0.0
2,350,000	(1)	SoFi Consumer Loan Program 2021-1 C Trust, 1.610%, 09/25/2030	2,171,996	0.0
7,172,250	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	6,806,646	0.1
3,970,000	(1)	Sonic Capital LLC 2021-1A A2II, 2.636%, 08/20/2051	3,192,712	0.0
18,000,000	(1)	Sound Point Clo XVI Ltd. 2017-2A CR, 3.384%, (US0003M + 2.200%), 07/25/2030	17,208,324	0.2
9,950,000	(1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 3.484%, (US0003M + 2.300%), 04/25/2034	9,339,150	0.1
7,673,723	(1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	6,601,675	0.1
9,601,996	(1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	8,225,116	0.1
4,600,774	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	4,506,922	0.1
4,550,000	(1)	Sunrun Jupiter Issuer 2022-1A A LLC, 4.750%, 07/30/2057	4,341,184	0.1
4,011,622	(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	3,782,236	0.0
8,450,000	(1)	Symphony CLO XXVI Ltd. 2021-26A CR, 3.063%, (US0003M + 2.000%), 04/20/2033	7,718,441	0.1
5,934,750	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	5,698,321	0.1
13,134,000	(1)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	10,777,843	0.1
5,000,000	(1)	TCW CLO 2017-1A A2RR Ltd., 2.689%, (US0003M + 1.450%), 10/29/2034	4,769,620	0.1
13,150,000	(1)	TCW CLO 2021-1A C Ltd., 2.963%, (US0003M + 1.900%), 03/18/2034	12,247,608	0.1
7,200,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	6,973,268	0.1
6,440,000	(1)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	5,572,530	0.1
5,494,000	(1)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	4,802,632	0.1
1,400,000	(1),(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.322%, 11/25/2060	1,361,534	0.0
2,640,000	(1),(3)	Towd Point Mortgage Trust 2015-2 2B2, 3.909%, 11/25/2057	2,628,361	0.0
4,346,000	(1),(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,232,723	0.1
3,200,000	(1),(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,112,336	0.0
2,200,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,129,274	0.0
4,500,000	(1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	4,257,797	0.1
11,216,563	(1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	9,813,476	0.1
3,523,950	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,333,667	0.0
8,514,000	(1)	Wendy's Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	7,127,408	0.1
10,000,000	(1)	Wind River 2021-1A C CLO Ltd., 3.013%, (US0003M + 1.950%), 04/20/2034	9,167,560	0.1
15,731,125	(1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	13,749,804	0.2
			738,967,547	8.8

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

		Student Loan Asset-Backed Securities: 1.2%
289,117	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	287,732	0.0
922,322	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	897,680	0.0
1,299,894	(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	1,270,476	0.0
81,974	(1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	74,997	0.0
2,259,186	(1)	Commonbond Student Loan Trust 2018-CGS A2, 2.424%, (US0001M + 0.800%), 02/25/2046	2,242,310	0.0
4,068,858	(1)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	3,907,026	0.1
2,250,000	(1),(3)	ELFI Graduate Loan Program 2021-A B LLC, 2.090%, 12/26/2046	2,014,478	0.0
452,715	(1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	440,714	0.0
6,479,496	(1)	Laurel Road Prime Student Loan Trust 2020-A AFX, 1.400%, 11/25/2050	6,050,685	0.1
3,348,325	(1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	3,165,190	0.0
3,975,485	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	3,730,297	0.1
1,850,000	(1)	Navient Private Education Refi Loan Trust 2021-F B, 2.120%, 02/18/2070	1,417,458	0.0
2,700,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,406,103	0.0
1,450,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,386,785	0.0
16,286,237	(1)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	14,850,916	0.2
4,100,000	(1),(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	4,104,649	0.1
3,000,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,929,091	0.0
3,900,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,756,470	0.1
3,250,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,139,634	0.0
8,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	7,740,961	0.1
5,400,315	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	5,322,962	0.1
5,800,000	(1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	5,625,200	0.1
2,507,728	(1)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	2,471,508	0.0
6,000,000	(1)	SoFi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	5,684,558	0.1
3,000,000	(1)	SoFi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,824,672	0.0
9,725,664	(1)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	9,263,533	0.1
			97,006,085	1.2

	Total Asset-Backed Securities
	(Cost $930,304,095)		868,329,468	10.4

SOVEREIGN BONDS: 0.9%
6,809,042	(10)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	1,614,993	0.0
504,551		Argentine Republic Government International Bond, 1.000%, 07/09/2029	115,994	0.0
1,819,735	(10)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 07/09/2022), 07/09/2035	394,198	0.0
700,000		Brazilian Government International Bond, 6.000%, 04/07/2026	724,220	0.0
1,000,000		Colombia Government International Bond, 3.125%, 04/15/2031	739,043	0.0
350,000		Colombia Government International Bond, 3.875%, 04/25/2027	310,097	0.0
5,900,000	(1),(2)	Dominican Republic International Bond, 4.500%, 01/30/2030	4,752,851	0.1
2,700,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	2,084,230	0.0
1,100,000	(1)	Dominican Republic International Bond, 5.300%, 01/21/2041	766,196	0.0
1,500,000	(1)	Egypt Government International Bond, 5.875%, 02/16/2031	936,127	0.0
3,150,000	(1)	Egypt Government International Bond, 7.625%, 05/29/2032	2,071,802	0.0
1,500,000	(1)	Egypt Government International Bond, 8.750%, 09/30/2051	907,789	0.0
4,340,000	(1)	Hungary Government International Bond, 5.250%, 06/16/2029	4,335,443	0.1
EUR 2,800,000	(1)	Ivory Coast Government International Bond, 4.875%, 01/30/2032	2,119,425	0.0
3,725,535	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	3,238,980	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

3,000,000	(2)	Mexico Government International Bond, 3.750%, 04/19/2071	1,916,159	0.0
1,750,000		Mexico Government International Bond, 3.771%, 05/24/2061	1,139,884	0.0
1,375,000		Mexico Government International Bond, 4.280%, 08/14/2041	1,090,148	0.0
2,500,000	(1)	Morocco Government International Bond, 2.375%, 12/15/2027	2,019,735	0.0
1,450,000	(1)	Morocco Government International Bond, 4.000%, 12/15/2050	851,875	0.0
600,000	(1)	Morocco Government International Bond, 4.250%, 12/11/2022	600,389	0.0
3,400,000		Oman Government International Bond, 6.000%, 08/01/2029	3,283,394	0.1
1,625,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	1,683,701	0.0
3,000,000	(2)	Panama Government International Bond, 3.298%, 01/19/2033	2,570,426	0.1
600,000	(1)	Paraguay Government International Bond, 4.625%, 01/25/2023	602,118	0.0
3,375,000	(2)	Peruvian Government International Bond, 1.862%, 12/01/2032	2,567,051	0.1
2,525,000		Peruvian Government International Bond, 2.780%, 12/01/2060	1,569,200	0.0
12,300,000	(2)	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	10,537,656	0.1
EUR 2,050,000	(1)	Romanian Government International Bond, 2.625%, 12/02/2040	1,256,169	0.0
4,900,000	(1)	Romanian Government International Bond, 3.625%, 03/27/2032	3,859,314	0.1
3,600,000		Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	990,000	0.0
2,600,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	715,000	0.0
2,450,000	(1),(2)	Saudi Government International Bond, 3.450%, 02/02/2061	1,839,884	0.0
800,000		Turkey Government International Bond, 4.875%, 10/09/2026	643,050	0.0
1,000,000		Turkey Government International Bond, 5.125%, 02/17/2028	764,445	0.0
1,000,000		Turkey Government International Bond, 6.125%, 10/24/2028	788,200	0.0
1,700,000		Turkey Government International Bond, 6.375%, 10/14/2025	1,510,314	0.0
500,000		Ukraine Government International Bond, 7.375%, 09/25/2032	126,250	0.0
1,500,000		Ukraine Government International Bond, 7.750%, 09/01/2023	487,500	0.0
10,400,000		Ukraine Government International Bond, 7.750%, 09/01/2025	2,652,000	0.1
1,890,000		Ukraine Government International Bond, 7.750%, 09/01/2026	491,400	0.0
850,000		Ukraine Government International Bond, 7.750%, 09/01/2027	221,000	0.0
389,000		Ukraine Government International Bond, 9.750%, 11/01/2028	98,223	0.0

	Total Sovereign Bonds
	(Cost $108,739,374)		71,985,873	0.9

			Value	Percentage of Net Assets
PURCHASED OPTIONS (11): 0.0%
	Total Purchased Options
	(Cost $3,580,975)		1,796,847	0.0

	Total Long-Term Investments
	(Cost $9,533,831,752)		8,785,605,847	105.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
		Commercial Paper: 1.1%
3,000,000		American Electric Power Co., 1.990%, 07/20/2022	2,996,728	0.0
19,650,000		Entergy Corp., 1.990%, 08/08/2022	19,608,255	0.2
20,000,000		Entergy Corp., 2.000%, 08/09/2022	19,956,222	0.3
25,000,000		Entergy Corp., 2.150%, 08/25/2022	24,917,789	0.3
21,900,000		Sherwin-Williams Co., 1.690%, 07/05/2022	21,894,918	0.3

	Total Commercial Paper
	(Cost $89,402,445)		89,373,912	1.1

		Floating Rate Notes: 2.3%
1,650,000	(12)	ANZ Bank, 1.620%, 07/13/2022	1,650,009	0.0
1,200,000	(12)	ANZ Bank, 1.640%, 07/14/2022	1,200,012	0.0
4,800,000	(12)	ANZ Bank, 1.660%, 08/18/2022	4,799,261	0.0
2,000,000	(12)	Bank of America N.A., 1.620%, 07/06/2022	1,999,992	0.0
1,700,000	(12)	Bank of America N.A., 1.660%, 08/16/2022	1,699,670	0.0
5,675,000	(12)	Bank of Montreal, 1.650%, 07/25/2022	5,674,841	0.1
1,825,000	(12)	Bank of Nova Scotia, 1.650%, 07/12/2022	1,825,032	0.0
3,625,000	(12)	Bank of Nova Scotia, 1.680%, 07/18/2022	3,625,022	0.0
5,975,000	(12)	Barclays Bank PLC, 1.690%, 07/22/2022	5,974,856	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

5,850,000	(12)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	5,850,030	0.1
5,150,000	(12)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	5,148,732	0.1
1,975,000	(12)	Cooperatieve Rabobank U.A./New York, 1.640%, 07/11/2022	1,975,033	0.0
5,500,000	(12)	Cooperatieve Rabobank U.A./New York, 1.650%, 08/03/2022	5,499,695	0.1
2,275,000	(12)	Cooperatieve Rabobank U.A./New York, 1.660%, 08/16/2022	2,274,711	0.0
4,000,000	(12)	Credit Agricole, 1.630%, 07/21/2022	3,999,975	0.0
1,000,000	(12)	Credit Agricole, 1.650%, 08/04/2022	1,000,007	0.0
1,975,000	(12)	Credit Industriel et Commercial, 1.640%, 07/05/2022	1,975,027	0.0
1,875,000	(12)	Credit Industriel et Commercial, 1.650%, 07/07/2022	1,875,032	0.0
5,925,000	(12)	Credit Industriel et Commercial, 1.680%, 08/08/2022	5,924,703	0.1
6,075,000	(12)	Credit Suisse AG, 1.670%, 07/19/2022	6,075,255	0.1
6,000,000	(12)	Mitsubishi UFJ Trust and Banking Corp., 1.670%, 07/22/2022	5,999,815	0.1
5,550,000	(12)	Mitsubishi UFJ Trust and Banking Corp., 1.700%, 07/26/2022	5,549,907	0.1
6,000,000	(12)	Mizuho Bank Ltd., 1.680%, 07/25/2022	5,999,915	0.1
2,325,000	(12)	Mizuho Bank Ltd., 1.690%, 07/28/2022	2,325,000	0.0
1,675,000	(12)	Mizuho Bank Ltd., 1.700%, 08/10/2022	1,674,887	0.0
5,925,000	(12)	National Australia Bank Ltd., 1.640%, 08/08/2022	5,924,486	0.1
5,225,000	(12)	National Australia Bank Ltd., 1.660%, 08/15/2022	5,224,431	0.1
5,875,000	(12)	National Bank of Canada, 1.670%, 08/09/2022	5,874,607	0.1
1,950,000	(12)	Natixis SA, 1.630%, 07/11/2022	1,950,026	0.0
5,425,000	(12)	Royal Bank of Canada, 1.660%, 08/16/2022	5,424,269	0.1
4,775,000	(12)	Royal Bank of Canada, 1.690%, 08/23/2022	4,774,212	0.0
3,300,000	(12)	Sheffield Receivables Company LLC, 1.720%, 07/27/2022	3,300,128	0.0
12,025,000	(12)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	12,024,808	0.1
6,025,000	(12)	Societe Generale, 1.670%, 08/08/2022	6,025,611	0.1
2,025,000	(12)	Societe Generale, 1.710%, 08/31/2022	2,025,188	0.0
5,275,000	(12)	Starbird Funding Corp., 1.690%, 08/23/2022	5,274,066	0.1
5,000,000	(12)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/25/2022	4,999,929	0.1
4,950,000	(12)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/28/2022	4,949,923	0.0
2,375,000	(12)	Sumitomo Mitsui Trust Bank Ltd., 1.680%, 07/29/2022	2,375,000	0.0
6,000,000	(12)	Sumitomo Mitsui Trust Bank Ltd., 1.690%, 08/01/2022	5,999,957	0.1
1,900,000	(12)	Sumitomo Mitsui Trust Bank Ltd., 1.690%, 08/04/2022	1,899,963	0.0
1,925,000	(12)	Svenska Handelsbanken AB, 1.640%, 07/11/2022	1,925,026	0.0
5,425,000	(12)	Svenska Handelsbanken AB, 1.670%, 07/29/2022	5,424,825	0.1
5,800,000	(12)	Toronto-Dominion Bank, 1.650%, 07/25/2022	5,799,867	0.1
6,025,000	(12)	Toronto-Dominion Bank, 1.660%, 08/19/2022	6,024,373	0.1
5,150,000	(12)	Westpac Banking Corp., 1.650%, 08/02/2022	5,149,754	0.1

	Total Floating Rate Notes
	(Cost $193,966,868)		193,966,868	2.3

		Repurchase Agreements: 3.0%
5,542,892	(12)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/22, 1.54%, due 07/01/22 (Repurchase Amount $5,543,126, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $5,653,750, due 09/15/26-07/01/52)	5,542,892	0.1
6,320,772	(12)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/22, 1.58%, due 07/01/22 (Repurchase Amount $6,321,046, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $6,510,395, due 04/01/23-05/01/52)	6,320,772	0.1
51,712,183	(12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $51,714,379, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $52,746,427, due 08/01/22-01/20/68)	51,712,183	0.6

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

15,981,096	(12)	CF Secured LLC, Repurchase Agreement dated 06/30/22, 1.48%-1.55%, due 07/01/22 (Repurchase Amount $15,981,757, collateralized by various U.S. Gov't/U.S. Gov't Agency Obligations, 0.000%-4.610%, Market Value plus accrued interest $16,300,718, due 09/15/22-07/20/67)	15,981,096	0.2
28,904,378	(12)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $28,905,605, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $29,483,961, due 07/21/22-05/15/52)	28,904,378	0.3
15,721,031	(12)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $15,721,677, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $16,035,452, due 12/29/22-06/30/27)	15,721,031	0.2
17,711,777	(12)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $17,712,549, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $18,066,810, due 08/01/22-02/20/72)	17,711,777	0.2
77,023,346	(12)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $77,026,617, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $78,563,814, due 08/16/22-05/20/52)	77,023,346	0.9
33,879,170	(12)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $33,880,609, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $34,556,806, due 01/15/25-02/15/51)	33,879,170	0.4

	Total Repurchase Agreements
	(Cost $252,796,645)		252,796,645	3.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
13,802,000	(12),(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	13,802,000	0.1
14,168,000	(12),(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	14,168,000	0.2
57,840,000	(12),(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	57,840,000	0.7
	Total Mutual Funds
	(Cost $85,810,000)		85,810,000	1.0

	Total Short-Term Investments
	(Cost $621,975,958)		621,947,425	7.4

	Total Investments in Securities (Cost $10,155,807,710)		$ 9,407,553,272	112.6
	Liabilities in Excess of Other Assets		(1,049,330,448)	(12.6)
	Net Assets		$ 8,358,222,824	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents or includes a TBA transaction.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2022.
(10)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2022.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of June 30, 2022.

Currency Abbreviations:

EUR   EU Euro

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Purchased Options	$–	$1,796,847	$–	$1,796,847
Corporate Bonds/Notes	–	2,973,060,217	–	2,973,060,217
Collateralized Mortgage Obligations	–	1,372,662,972	–	1,372,662,972
Asset-Backed Securities	–	868,329,468	–	868,329,468
U.S. Government Agency Obligations	–	1,835,404,918	–	1,835,404,918
Sovereign Bonds	–	71,985,873	–	71,985,873
Commercial Mortgage-Backed Securities	–	598,702,031	7,137,449	605,839,480
U.S. Treasury Obligations	–	1,056,526,072	–	1,056,526,072
Short-Term Investments	85,810,000	536,137,425	–	621,947,425
Total Investments, at fair value	$85,810,000	$9,314,605,823	$7,137,449	$9,407,553,272
Other Financial Instruments+
Centrally Cleared Swaps	–	545,091	–	545,091
Futures	2,496,932	–	–	2,496,932
Total Assets	$88,306,932	$9,315,150,914	$7,137,449	$9,410,595,295
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(283,853)	$–	$(283,853)
Forward Premium Swaptions	–	(2,218,023)	–	(2,218,023)
Futures	(14,291,905)	–	–	(14,291,905)
Written Options	–	(1,949,334)	–	(1,949,334)
Total Liabilities	$(14,291,905)	$(4,451,210)	$–	$(18,743,115)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

At June 30, 2022, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	852	09/21/22	$118,108,500	$(1,918,319)
U.S. Treasury Ultra Long Bond	1,789	09/21/22	276,120,969	(6,333,219)
			$394,229,469	$(8,251,538)
Short Contracts:
U.S. Treasury 10-Year Note	(1,985)	09/21/22	(235,284,531)	(5,522)
U.S. Treasury 2-Year Note	(139)	09/30/22	(29,192,172)	111,667
U.S. Treasury 5-Year Note	(2,174)	09/30/22	(244,031,500)	(6,034,845)
U.S. Treasury Ultra 10-Year Note	(1,106)	09/21/22	(140,876,750)	2,385,265
			$(649,384,953)	$(3,543,435)

At June 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.836%	Annual	07/14/32	USD	17,150,400	$95,141	$95,141
Pay	1-day Secured Overnight Financing Rate	Annual	2.897	Annual	07/14/32	USD	18,054,000	196,800	196,801
Pay	1-day Secured Overnight Financing Rate	Annual	2.941	Annual	07/14/32	USD	17,150,400	253,149	253,149
Receive	1-day Secured Overnight Financing Rate	Annual	2.933	Annual	07/14/32	USD	6,860,200	(96,468)	(96,467)
Receive	1-day Secured Overnight Financing Rate	Annual	2.981	Annual	07/14/32	USD	10,290,300	(187,386)	(187,386)
								$261,236	$261,238

At June 30, 2022, the following OTC purchased foreign currency dual digital options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Standard Chartered Bank	08/10/22	0.6728 & 126.25	USD	1,713,000	$128,475	$12,394
						$128,475	$12,394

At June 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	19,009,400	$942,867	$433,124
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	08/18/22	0.650	USD	237,815,000	1,692,767	1,018,887
Call USD vs. Put AUD	Standard Chartered Bank	08/18/22	0.640	USD	111,470,000	816,866	332,442
						$3,452,500	$1,784,453

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

At June 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	18,731,000	$199,017	$(468,476)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	56,193,000	593,538	(1,405,428)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	56,193,000	593,539	(56,573)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	18,731,000	199,017	(18,857)
								$1,585,111	$(1,949,334)

At June 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(4)	Unrealized Appreciation/(Depreciation)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	39,935,000	$(6,988,625)	$(322,295)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	66,490,400	(11,768,800)	(606,882)
Call on 30-Year Interest Rate Swap (Purchased)	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD	21,413,000	(3,854,340)	(250,189)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD	39,935,000	(6,998,609)	(317,756)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	61,700,000	(11,106,000)	(720,901)
								$(40,716,374)	$(2,218,023)

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
USD	-	United States Dollar

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $10,170,833,631.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$42,035,568
Gross Unrealized Depreciation	(821,040,729)
Net Unrealized Depreciation	$(779,005,161)